UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 90.8%
Alabama — 2.6%
Alabama Agricultural & Mechanical University RB Series 1998 (MBIA) (AAA/Aaa)
$1,000,000	4.550%	11/01/09	$1,015,079
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
2,455,000	5.000	12/01/11	2,454,165
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	609,132
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A+/A1)
3,500,000	5.250	01/01/11	3,646,020

			7,724,396

Arizona — 1.4%
Arizona Health Facilities Authority Hospital System RB Series 2007 PA 1456 (RITES)(a)
500,000	7.358	02/01/42	538,325
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (AA-)(b)
2,150,000	4.401	10/01/07	2,141,486
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (A)
750,000	4.500	10/01/09	752,100
Queen Creek Arizona Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
1,000,000	5.000	01/01/09	1,010,540

			4,442,451

Arkansas — 0.8%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (AAA/Aaa)
1,310,000	4.000	07/01/10	1,307,904
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.000	02/01/11	1,022,810

			2,330,714

California — 9.4%
Abag Finance Authority for Nonprofit Corporations California Multi-Family RB Refunding for Housing United Dominion Series 2000 B (GTY AGMT) (BBB/Baa2)(c)
1,500,000	6.250	08/15/08	1,526,488
California Health Facilities Financing Authority RB for Catholic West Unrefunded Balance Series 2004 H (A/A3)(c)
3,785,000	4.450	07/01/11	3,817,324
California Health Facilities Financing Authority RB Pre-Refunded for Catholic West Series 2004 H (A/A3)(d)
340,000	4.450	07/01/11	347,953
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 08/02/06 Series 2003 B (AAA/Aaa)(c)
4,650,000	3.900	12/01/11	4,661,765
California State GO Bonds Prerefunded-2007 Series 2001 (A+/A1)(d)
1,450,000	5.125	06/01/11	1,521,978
California State GO Bonds Series 2004 (A+/A1)
6,500,000	5.000	04/01/11	6,766,175
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
100,000	4.100	09/02/09	100,037
100,000	4.350	09/02/11	99,923

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
$2,070,000	4.000%	08/01/11	$2,082,917
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,066,920
Kings River Conservation District COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	309,477
300,000	5.000	05/01/12	311,121
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(d)
4,590,000	5.250	06/01/12	4,876,646
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Refunding Senior Series 2006 A-1 (BBB/Baa3)
500,000	4.750	06/01/25	484,705

			28,973,429

Colorado — 0.7%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
250,000	4.500	12/01/07	250,250
400,000	4.500	12/01/08	401,360
500,000	4.500	12/01/09	501,835
500,000	5.000	12/01/10	509,475
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.000	06/01/08	257,208
275,000	5.000	06/01/09	279,494

			2,199,622

Delaware — 1.2%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	611,486
New Castle County Delaware GO Bonds Series 2006 A (AAA/Aaa)
2,915,000	5.000	07/15/11	3,054,103

			3,665,589

Florida — 4.7%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,108,160
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,577,661
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+)
1,000,000	5.000	06/01/13	1,024,290
855,000	5.000	06/01/14	874,288
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A2)(c)
2,450,000	3.950	09/01/12	2,403,524
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A2)
400,000	5.000	11/15/08	405,732
Lee County IDA Care RB Refunding for Shell PT/Alliance Community Project Series 2007 (BBB-)
2,500,000	5.000	11/15/13	2,528,025
Meadow Pointe II Community Development District RB Refunding for Capital Improvement Series 2004 A (Baa3)
625,000	2.800	05/01/08	613,338
300,000	3.000	05/01/09	290,244
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
290,000	5.000	05/01/09	288,988
Tampa Palms Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
210,000	3.125	05/01/09	207,125

			14,321,375

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — 4.5%
Atlanta Georgia RB Refunding for General Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(d)
$2,500,000	5.500%	01/01/10	$2,621,551
Banks County Georgia GO Bonds Series 2006 (AMBAC) (AAA/Aaa)
1,000,000	5.000	12/01/09	1,026,890
Dalton Georgia Building Authority Public School System Project GO Bonds Series 2006 (Aa1)
2,055,000	4.000	03/01/09	2,063,055
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,394,834
Floyd County Georgia Sales Tax GO Series 2007 (Aa3)
5,000,000	5.000	01/01/09	5,084,950
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aaa)
1,705,000	5.000	01/01/11	1,765,408

			13,956,688

Guam — 0.7%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,080,000	5.000	10/01/08	1,093,306
1,030,000	5.000	10/01/12	1,067,821

			2,161,127

Idaho — 0.3%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
120,000	4.125	09/01/08	119,391
250,000	4.375	09/01/10	247,478
425,000	5.000	09/01/11	428,566

			795,435

Illinois — 5.4%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (AAA/Aaa)(d)
4,610,000	5.650	01/01/11	4,875,721
Chicago Illinois Park District Parking Facility RB Series 1999 (ACA) (A/Baa1)(d)
4,015,000	6.000	01/01/10	4,209,888
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
300,000	5.000	11/15/11	307,290
1,070,000	6.250	11/15/13	1,144,707
Illinois Educational Facilities Authority RB for University of Chicago-B-RMKT 07-02-07 Series 1998 (AA/Aa1)(c)
6,000,000	4.050	07/01/09	6,012,960

			16,550,566

Indiana — 1.9%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
200,000	4.500	10/01/07	200,112
310,000	4.500	10/01/08	311,237
605,000	4.500	10/01/10	610,469
Anderson Indiana Transportation Finance Authority Highway RB Series 2000 (MBIA-IBC) (AAA/Aaa)(d)
3,600,000	5.500	12/01/10	3,792,852
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,017,100

			5,931,770

Iowa — 0.4%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,285,000	5.000	07/01/09	1,298,236

Kansas — 0.8%
Junction City Kansas GO Bonds Temporary Notes Series 2006 E
1,250,000	5.000	12/01/07	1,252,962
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	425,400
500,000	5.250	11/15/10	515,915

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kansas — (continued)
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
$350,000	5.000%	07/01/10	$358,162

			2,552,439

Kentucky — 1.5%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 C (MBIA) (ETM) (AAA/Aaa)
1,775,000	5.250	10/01/07	1,778,870
Kentucky Rural Water Financial Corp. RB for Flexible Term Program Series 2007 C (AA-)
2,790,000	4.000	02/01/09	2,798,035

			4,576,905

Louisiana — 3.1%
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,458,524
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (AAA/Aaa)
440,000	5.000	07/01/10	452,571
350,000	5.000	07/01/12	365,138
Louisiana Public Facilities Authority RB for Ochsner Clinic Foundation Project Series 2002 A (MBIA) (Aaa)
2,245,000	5.000	05/15/08	2,265,295
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/Aaa)(d)
3,000,000	5.250	11/15/10	3,135,750
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	818,832

			9,496,110

Maryland — 0.2%
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
200,000	4.000	07/01/09	198,294
100,000	4.000	07/01/12	97,815
100,000	5.000	07/01/13	102,932
200,000	5.000	07/01/16	205,344

			604,385

Massachusetts — 4.5%
Commonwealth of Massachusetts GO Bonds Refunding Series 2002 A (MBIA) (AAA/Aaa)
8,330,000	5.500	02/01/11	8,786,483
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.000	08/15/10	455,035
780,000	5.000	08/15/11	802,043
465,000	5.000	08/15/12	480,219
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,043,720
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
85,000	5.000	07/15/08	85,256
350,000	5.000	07/15/09	351,390
500,000	5.000	07/15/10	503,470
285,000	5.000	07/15/11	287,531

			13,795,147

Michigan — 1.2%
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/07	501,470
400,000	5.000	11/15/08	405,732
500,000	5.000	11/15/10	511,655
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BBB-/Baa3)
250,000	5.000	06/01/08	250,645
250,000	5.000	06/01/09	251,210
845,000	5.000	06/01/10	852,478
980,000	5.000	06/01/12	992,838

			3,766,028

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Minnesota — 0.5%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/(Aaa)
$1,430,000	5.125%	05/15/08	$1,444,843

Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Center Hospital Series 2006 A (BBB+)
1,105,000	4.000	12/01/08	1,097,475

Missouri — 1.1%
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A+)
225,000	5.000	04/01/11	231,422
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for State Revolving Fund Program Series 2001 B (AAA/Aaa)
3,000,000	5.250	07/01/09	3,084,930

			3,316,352

Montana — 0.9%
Forsyth Montana PCRB Refunding Portland General Series 1998 A RMKT 05/01/03 (BBB+/Baa1)(c)
1,000,000	5.200	05/01/09	1,018,590
Montana Facility Finance Authority Hospital RB for St. Peters Hospital Project Series 2007 (A3)
400,000	4.000	06/01/08	400,208
1,245,000	5.000	06/01/10	1,273,224

			2,692,022

Nevada — 2.6%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.000	07/01/08	1,274,688
Clark County GO Bonds Series 2000 (MBIA) (AAA/Aaa)(d)
1,030,000	5.500	07/01/10	1,077,792
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (FSA) (AAA)
1,555,000	4.250	03/01/10	1,571,607
1,680,000	4.250	03/01/11	1,702,210
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006
330,000	4.350	12/01/09	330,488
655,000	4.600	12/01/11	657,253
725,000	4.700	12/01/12	728,350
630,000	4.800	12/01/14	633,049

			7,975,437

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	217,331
355,000	5.000	07/01/11	361,670
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
355,000	5.000	06/01/10	358,891
375,000	5.250	06/01/11	383,535
395,000	5.250	06/01/12	405,614

			1,727,041

New Jersey — 5.7%
Bayonne Redevelopment Agency RB Series 2007 A
1,000,000	5.000	04/11/09	1,008,299
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,051,480
New Jersey State Educational Facilities Authority RB Refunding for Fairleigh Dickinson University Series 2004 C (BBB-)
1,405,000	5.000	07/01/08	1,412,770
New Jersey State Turnpike Authority Turnpike RB Series 2000 A (MBIA) (AAA/Aaa)(d)
1,750,000	5.750	01/01/10	1,829,083
New Jersey Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.750	12/15/12	5,759,382
Tobacco Settlement Financing Corp. RB Asset Backed Bonds Series 2002 (AAA/Aaa)(d)
4,685,000	5.750	06/01/12	4,985,121

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)
$330,000	4.375%	06/01/08	$331,838

			17,377,973

New York — 6.2%
Haverstraw-Stony Point Central School District GO Bonds Series 2007 (FSA) (Aaa)
1,850,000	4.500	10/15/08	1,868,425
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AAA/Aaa)
600,000	5.000	11/15/10	623,124
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (FSA) (BBB+/Baa1)
1,480,000	5.000	08/01/13	1,523,986
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/12	1,025,290
New York City GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.250	08/01/08	504,845
New York City GO Bonds Refunding Series 2002 C (AA/Aa3)
2,000,000	5.250	08/01/10	2,079,040
New York City Health & Hospital Corp. RB Refunding for Health Systems Series 2003 A (AMBAC) (AAA/Aaa)
500,000	5.000	02/15/11	518,820
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (AAA/B1)
250,000	5.200	11/01/07	250,910
New York City Industrial Development Agency Civic Facility RB Refunding for Polytechnic University Project Series 2007 (ACA) (A)
1,630,000	5.000	11/01/11	1,662,959
New York State Dormitory Authority RB Pre-Refunded for Mount Sinai Health Series 2000 A (Baa1)(d)
5,160,000	6.625	07/01/10	5,619,085
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/09	1,008,650
1,000,000	5.000	07/01/11	1,014,840
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
250,000	5.000	12/01/08	252,125
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,030,210

			18,982,309

North Carolina — 0.6%
Albemarle Hospital Authority RB Refunding Series 2007 (BBB)
250,000	4.250	10/01/09	249,425
270,000	5.000	10/01/10	274,317
North Carolina Eastern Municipal Power Agency RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.000	01/01/08	1,195,117

			1,718,859

Oklahoma — 0.9%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (AAA)
1,390,000	5.000	09/01/10	1,439,609
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
700,000	4.250	12/01/09	697,970
730,000	4.375	12/01/10	728,285

			2,865,864

Oregon — 1.3%
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11	414,735
550,000	5.600	09/01/12	575,900
Klamath Falls Oregon Intercommunity Hospital Authority RB Pre-Refunding for Merle West Medical Center Project Series 2002 (BBB)(d)
550,000	5.800	09/01/12	600,892
520,000	5.900	09/01/12	570,487

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oregon — (continued)
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB)
$325,000	5.800%	09/01/14	$343,688
305,000	5.900	09/01/15	322,345
Tri-County Metropolitan Transportation District RB for Payroll Tax & Grant Receipt Series 2006 (MBIA) (AAA/Aaa)
1,000,000	5.000	05/01/12	1,049,380

			3,877,427

Pennsylvania — 4.5%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (AA-/Aa3)
3,000,000	5.000	06/15/10	3,072,991
Allegheny County Redevelopment Authority for Tax Increment Refunding Waterfront Project Series 2007 A (A-)
1,255,000	5.000	12/15/10	1,288,935
1,300,000	4.250	12/15/12	1,302,418
Montgomery County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (AAA/Aaa)
3,775,000	4.800	06/01/10	3,840,345
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (MBIA) (AAA/Aaa)
1,895,000	5.000	06/15/09	1,936,557
2,340,000	5.000	06/15/12	2,458,287

			13,899,533

Puerto Rico — 3.5%
Children’s Trust Fund RB for Asset Backed Bonds Series 2002 (BBB/Baa2)
800,000	5.000	05/15/08	805,080
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	5,109,800
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(c)
4,700,000	5.750	02/01/12	4,977,770

			10,892,650

Rhode Island — 1.4%
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa2)(d)
585,000	4.300	09/15/08	588,463
610,000	4.500	09/15/08	614,935
635,000	4.750	09/15/08	641,858
2,000,000	6.000	09/15/08	2,048,660
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) (Baa2)
485,000	4.000	09/15/08	486,300

			4,380,216

South Carolina — 3.4%
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	515,720
Richland County RB Refunding for International Paper Co. Project Series 2002 A (BBB/Baa3)
3,000,000	4.250	10/01/07	3,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB Refunding & Improvement for Palmetto Series 2003 C (ACA) (A)
3,035,000	5.000	08/01/08	3,063,711
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,750,000	6.000	05/15/22	3,906,000

			10,485,431

Tennessee — 2.6%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa1)
665,000	4.500	07/01/10	667,135
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AAA/Aaa)
4,430,000	5.000	10/01/11	4,630,856

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(c)
$2,250,000	8.462%	10/01/08	$2,356,740
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(a)
320,000	8.462	09/01/08	333,875

			7,988,606

Texas — 2.1%
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
170,000	5.000	02/15/08	170,501
395,000	5.000	02/15/09	397,947
610,000	5.000	02/15/10	616,344
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (AA/Aa3)
2,000,000	5.000	10/01/08	2,022,820
Tarrant County Health Facilities Development Corp. RB for Texas Health Resources System Series 1997 A (MBIA) (AAA/Aaa)(d)
2,100,000	5.750	02/15/08	2,163,567
Tomball Texas Hospital Authority RB Refunding Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,143,272

			6,514,451

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,525,000	5.000	10/01/10	1,568,417

Utah — 0.7%
Salt Lake County Utah Municipal Building Authority Lease RB Series 1999 (AA+/Aa1)(d)
2,000,000	5.500	10/01/09	2,071,900

Virginia — 4.3%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,730,958
Harrisonburg Virginia Public Improvement GO Bonds Series 2006 (FSA) (AAA/Aaa)
1,190,000	5.000	02/01/10	1,226,247
Pocahontas Parkway Association Virginia Toll Road RB for Capital Appreciation Senior Series 1998 B (AAA)(d)(e)
4,130,000	0.000	08/15/08	3,261,378
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
2,500,000	4.250	12/01/09	2,512,075
Tobacco Settlement Financing Corp. RB Series 2005 (AAA/Aaa)
3,619,000	4.000	06/01/13	3,614,947

			13,345,605

Washington — 0.9%
Clark County Public Utility District No. 1 RB Series 2007 (FGIC) (AAA/Aaa)
430,000	4.000	01/01/08	430,430
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (MBIA) (AAA/Aaa)
1,000,000	4.000	12/01/10	1,002,740
Washington State GO Bonds Series 2000 B (AAA/Aa1)(d)
1,225,000	6.000	01/01/10	1,285,907

			2,719,077

Wisconsin — 0.8%
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 (AMBAC) (ETM) (AAA/Aaa)
105,000	5.300	10/01/08	106,911
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
520,000	5.300	10/01/08	523,687
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
695,000	4.000	05/01/08	691,699
715,000	4.000	05/01/09	705,576

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
$125,000	4.125%	05/15/09	$123,976
260,000	4.125	05/15/10	257,067
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	103,816

			2,512,732

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$278,596,632

Other Municipals — 6.7%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)(f)
$5,972,019	3.375%	11/01/08	$5,869,300
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(c)(f)
2,000,000	4.950	09/30/12	2,005,280
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)(f)
9,925,000	4.050	05/04/10	9,812,848
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A1)(f)
2,987,000	4.220	11/02/10	2,977,173

TOTAL OTHER MUNICIPALS			$20,664,601

Short-Term Investments — 3.5%
Colorado — 0.6%
Colorado Educational & Cultural Facilities Authority VRDN RB for National Jewish Federal Building Program Series 2006 C-2 (AA+/Aa1)(b)
$110,000	3.710%	08/02/07	$110,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (AA-/Aa3)(b)
1,850,000	3.770	08/03/07	1,850,000

			1,960,000

Montana — 0.1%
Montana Facility Finance Authority VRDN RB for Sister of Charity Series 2006 A (AA/Aa2)(b)
325,000	3.700	08/02/07	325,000

Missouri — 0.1%
University of Missouri VRDN RB for Curators University Series 2006 B (AA/Aa2)(b)
400,000	3.700	08/03/07	400,000

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 A (AAA/Aaa)(b)
500,000	3.740	08/03/07	500,000

New York — 2.0%
New York City Municipal Water Finance Authority VRDN RB for Refunding Water and Sewer System Series 1995 A (FGIC) (AAA/Aaa)(b)
2,800,000	3.650	08/03/07	2,900,000
New York City Transitional Finance Authority RB VRDN Future Tax Second Subseries 2002 C2 (AAA/Aa1)(b)
2,100,000	3.660	08/03/07	2,100,000
Orange County School Board VRDN COPS Series 2007 B (FGIC) (AAA/Aaa)(b)
1,200,000	3.650	08/03/07	1,200,000

			6,200,000

Tennessee — 0.5%
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement-V1-E-1 Series 2005 (AMBAC) (AAA/Aaa)(b)
1,315,000	3.720	08/03/07	1,315,000

TOTAL SHORT-TERM INVESTMENTS			$10,700,000

TOTAL INVESTMENTS — 101.0%			$309,961,233

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0%)			(3,105,556)

NET ASSETS — 100.0%			$306,855,677

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at July 31, 2007.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at July 31, 2007.
(d) Prerefunded security. Maturity date disclosed is prerefunding date.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,664,601 which represents approximately 6.7% of net assets as of July 31, 2007.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at July 31, 2007: MBIA 12.8%.
For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CDD	— Community Development District
CIFG	— CIFC Assurance North America, Inc.
COPS	— Certificate of Participation
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GANS	— Grant Anticipation Notes
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
ICR	— Insured Custodial Receipts
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance – Insured Bonds
Certificates
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
RITES	— Residual Interest Tax Exempt Securities
XLCA	— Insured by XL Capital Assurance, Inc.
VRDN	— Variable Rate Demand Note

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments	Upfront payments
	Amount	Termination	received by	made by	paid by	Unrealized
Swap Counterparty(a)	(000s)	Date	the Fund	the Fund	the Fund	Loss

Citicorp Securities	$9,000	09/15/12	3 Month LIBOR	5.570%	$6,000	$(122,544)
Merrill Lynch Pierce Fenner and Smith, Inc.	9,000	09/17/12	3 Month LIBOR	5.570%	—	(124,407)

Total					$6,000	$(246,951)

(a) Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to July 31, 2007.
LIBOR — London Interbank Offered Rate
TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$310,717,198

Gross unrealized gain	849,646
Gross unrealized loss	(1,605,611)

Net unrealized security loss	$(755,965)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 95.3%
California — 88.3%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$725,000	6.125%	08/15/20	$768,051
Abag Finance Authority RB for Non-Profit Corps. for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
2,000,000	5.500	04/01/21	2,081,420
Abag Finance Authority RB for Non-Profit Corps. for United Dominion Housing Series 2000 B (GTY AGMT) (BBB-/Baa2)(a)(b)
2,350,000	6.250	08/15/08	2,391,501
Adelanto Public Financing Authority RB Refunding Series 2006
1,460,000	4.050	09/15/11	1,446,305
Banning Utility Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AAA/Aaa)
1,135,000	5.000	11/01/22	1,190,592
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
235,000	5.000	09/02/25	231,419
California Educational Facilities Authority RB for California Institute of Technology Series 2003 A (AAA/Aaa)(c)
1,000,000	5.000	10/01/11	1,049,660
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2005 G (A/A2)
1,000,000	5.000	07/01/10	1,026,630
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A3)(a)(b)
805,000	4.450	07/01/11	811,875
California Health Facilities Financing Authority RB for Catholic West Prerefunded Series 2004 H (A/A3)(b)(c)
70,000	4.450	07/01/11	71,637
California Infrastructure & Economic Development Bank RB Series 2007 B (ACA) (A)
500,000	4.000	06/01/10	496,940
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.750	09/01/23	558,232
California Municipal Financing Authority COPS for Community Hospital Central California Series 2007 (BBB-/Baa2)
1,250,000	5.250	02/01/27	1,260,225
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
790,000	5.000	04/01/22	795,972
California Special Districts Association Finance Corp. COPS for Montecito San District Series 2007 UU (MBIA) (AAA/Aaa)
750,000	5.000	07/01/33	780,300
California State Department of Transportation RANS for Federal Highway Grant Series 2004 A (FGIC) (AAA/Aaa)
1,000,000	5.000	02/01/12	1,052,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State GO Bonds for Various Purposes Series 2007 (A+/A1)
$2,500,000	5.000%	06/01/37	$2,562,275
California State GO Bonds Prerefunded-2007 Series 2001 (A+/A1)(c)
1,000,000	5.125	06/01/11	1,049,640
California State GO Bonds Series 2003 (A+/A1)
2,000,000	5.250	02/01/15	2,140,880
California State GO Bonds Series 2004 (A+/A1)
500,000	4.000	02/01/09	502,810
California State Public Works Board RB for California Community College Series 2007 B (FGIC) (AAA/Aaa)
2,000,000	5.000	03/01/24	2,110,500
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A/A2)
1,000,000	5.000	06/01/11	1,040,880
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A/A2)
200,000	5.000	11/01/22	206,254
California State University Fresno Association, Inc. RB for Auxiliary Organization Event Center Series 2002 (Ba1)(c)
875,000	6.750	07/01/12	967,680
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
500,000	5.000	07/01/09	506,335
California Statewide Communities Development Authority RB for Front Porch Communities & Services Series 2007 A (BBB)
1,000,000	5.125	04/01/37	997,660
California Statewide Communities Development Authority RB for Henry Mayo Newhall Memorial Hospital Series 2007 (CA MTG INS) (A+)
1,000,000	5.000	10/01/37	1,007,080
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A-1)(a)(b)
725,000	3.850	06/01/12	713,668
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2006 B (A+)
1,000,000	5.250	03/01/45	1,023,530
Carson Public Financing Authority RB for Special Assessment Series 2006 A (Radian) (AA)
1,635,000	4.375	09/02/26	1,548,737
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
740,000	5.000	09/02/20	740,429
Central Coast Water Authority RB Refunding for State Water Project Regional Facilities Series 2006 A (FSA) (AAA/Aaa)
1,200,000	4.000	10/01/10	1,213,104
Chino Community Facilities District Special Tax No. 2 Series 2006
200,000	5.000	09/01/26	197,330
Coachella Valley Water District Improvement Bond Act of 1913-1915 Special Assessment for Obligation Improvement District 70 Series 2006
300,000	5.000	09/02/20	295,743
Colton Joint Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AAA/Aaa)
500,000	5.250	02/01/22	536,510
Coronado Community Development Agency Tax Allocation Refunding for Coronado Community Development Project Series 2006 (FGIC) (AAA/Aaa)
1,000,000	5.000	09/01/22	1,048,290
Del Mar Race Track Authority RB Series 2005 (BBB-)
1,000,000	5.000	08/15/08	1,005,680
600,000	5.000	08/15/09	605,760

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Eastern Municipal Water District Community Facilities Special Tax for Area Improvement District 2004-32 Series 2007 A
$340,000	5.000%	09/01/37	$336,331
Eastern Municipal Water District Community Facilities Special Tax for Cottonwood District 2004-27 Series 2006
100,000	5.000	09/01/27	98,748
Eastern Municipal Water District Community Facilities Special Tax for Mahogany District 2005-40 Series 2006
300,000	5.000	09/01/26	294,561
Fillmore Public Financing Authority RB for Fillmore Water Recycling Facilities Series 2007 (CIFG) (AAA/Aaa)
1,000,000	5.000	05/01/37	1,025,530
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
1,500,000	5.000	08/01/27	1,570,905
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bond Series 2007 A-1 (BBB/Baa3)
1,000,000	5.750	06/01/47	1,024,320
Hollister Joint Powers Financing Authority RB Refunding and Improvement Project Series 2006-1 (FSA) (AAA)
500,000	5.000	06/01/17	532,640
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,455,000	5.000	05/01/10	1,491,229
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.000	09/01/25	274,989
Lammersville School District Community Facilities District No. 2002 Special Tax for Mountain House Series 2006
250,000	5.000	09/01/26	248,773
Los Angeles Housing Authority Multi-Family Housing RB Refunding Series 2007 A (FNMA) (AAA)
1,500,000	5.000	08/15/37	1,511,745
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)(c)
1,250,000	5.375	07/01/13	1,352,625
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
775,000	5.000	08/01/20	815,122
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment for District No. 13 Series 2005
275,000	5.000	09/02/21	271,164
Moreno Valley Unified School District Community Facilities District No. 2004-5 Series 2006
400,000	5.200	09/01/36	403,480
New Haven Union High School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.250	08/01/21	1,345,375
Northern California Gas Authority No. 1 Gas Project RB Series 2007 A (A+/Aa3)
1,500,000	5.000	07/01/10	1,530,450
Olivenhain Municipal Water District California Bond Act of 1915 Special Assessment for Reassessment of District No. 96-1 Series 2007 (FGIC) (AAA)
1,500,000	5.000	09/02/27	1,552,800
Palmdale Improvement Bond Act of 1915 Special Assessment District No. 2006-1 Series 2006
500,000	5.000	09/02/36	486,165
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
355,000	5.250	09/02/16	362,150
1,055,000	5.250	09/02/17	1,071,479

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Plumas Elementary School District COPS for Series 2007 (BBB)
$1,000,000	5.250%	06/01/37	$1,005,920
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005
200,000	4.850	09/01/20	198,844
Riverside County Public Financing Authority Tax Allocation Revenue Redevelopment Project Area No. 1 for Mid County Series 2006 B (MBIA) (AAA/Aaa)
575,000	5.000	10/01/15	613,019
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,210,000	5.000	09/01/23	1,213,521
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	09/01/13	1,062,880
San Francisco City & County Airports Commission RB Refunding for Second Issue Series 2006-32 F (FGIC) (AAA/Aaa)
500,000	5.000	05/01/15	534,945
Santa Ana California United School District COPS Series 2007 (MBIA) (AAA/Aaa)
2,500,000	5.250	04/01/37	2,641,425
Santa Clarita Community College District GO Bonds for Capital Appreciation- Election 2006 Series 2007 (MBIA) (AAA/Aaa)(d)
2,030,000	0.000	08/01/36	478,065
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	509,425
South Orange County Public Financing Authority Special Tax for Ladera Ranch Series 2005 A (AMBAC) (AAA/Aaa)
200,000	5.000	08/15/21	208,456
Temecula Valley Unified School District Community Facilities District Special Tax No. 2004-1 Improvement Area A Series 2007
570,000	5.000	09/01/27	569,259
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(c)
1,180,000	5.250	06/01/12	1,253,691
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Series 2006 A1 (BBB/Baa3)
955,000	4.750	06/01/25	925,787
Yuba City Redevelopment Agency Tax Allocation Redevelopment Project Series 2007 (Radian) (AA)
1,000,000	5.375	09/01/39	1,042,230

			67,891,682

Guam — 1.4%
Northern Mariana Islands Commonwealth GO Bonds Series 2000 A (ACA) (AAA)(c)
1,000,000	6.000	06/01/10	1,061,150

Puerto Rico — 3.5%
Puerto Rico Aqueduct & Sewer Authority RB Refunding Series 1995 (BBB/Baa3)
250,000	6.250	07/01/12	273,098
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB-/Baa3)
1,500,000	5.000	12/01/09	1,532,940

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
$270,000	5.000%	03/01/09	$273,378
575,000	5.000	03/01/12	591,065

			2,670,481

U.S. Virgin Islands — 2.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,100,000	5.000	10/01/08	1,110,681
500,000	5.000	10/01/14	524,805

			1,635,486

TOTAL MUNICIPAL DEBT OBLIGATIONS			$73,258,799

Short-Term Investments — 4.8%
California — 4.8%
California Health Facilities Financing Authority VRDN RB Refunding for Variable Insured Hospital Adventist Series 1998 B (MBIA) (AAA/Aaa)(b)
$600,000	3.610%	08/02/07	$600,000
California Infrastructure & Economic Development Bank VRDN RB for Jewish Community Center Series 2007 (FGIC) (AAA/Aaa)(b)
1,800,000	3.350	08/03/07	1,800,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-5 (AA+/Aaa)(b)
1,300,000	3.400	08/03/07	1,300,000

TOTAL SHORT-TERM INVESTMENTS			$3,700,000

TOTAL INVESTMENTS — 100.1%			$76,958,799

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(95,236)

NET ASSETS — 100.0%			$76,863,563

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at
July 31, 2007.
(b) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at July 31, 2007.
(c) Prerefunded security. Maturity date disclosed is prerefunding date.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at July 31, 2007: MBIA 10.2%, FGIC 13.8%.
For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CA MTG INS	— Insured by California Mortgage Insurance
CIFG	— Insured by CIFG Assurance North America, Inc.
COPS	— Certificate of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
VRDN	— Variable Rate Demand Note

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$77,133,152

Gross unrealized gain	266,163
Gross unrealized loss	(440,516)

Net unrealized security loss	$(174,353)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 102.1%
New York — 84.3%
Albany County GO Bonds Refunding Series 2002 (FGIC) (AAA/Aaa)
$500,000	5.000%	06/01/13	$529,200
Albany Industrial Development Agency Civic Facility RB for Albany State University Law School Refunding Series 2007 A (BBB)
500,000	5.000	07/01/31	499,980
Amherst Industrial Development Agency Civic Facility RB for Daeman College Mandatory Tender Refunding Series 2006 A (Radian) (Manufacturers & Traders SPA) (AA)(a)(b)
490,000	4.200	10/01/11	491,833
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
300,000	5.000	06/01/21	314,553
Kings Point GO Bonds Refunding Series 2005 (Aaa)
285,000	5.000	06/15/12	299,663
Long Island Power Authority Electric System RB Series 2006 C (A-/A3)
760,000	5.000	09/01/35	781,189
Long Island Power Authority Electric System RB Refunding Series 2006 D (A-/A3)
200,000	4.000	09/01/10	200,858
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Refunding Series 2005 (BBB+/Baa1)
580,000	5.000	08/01/12	594,668
300,000	5.000	08/01/22	302,952
New York City GO Bonds Refunding Series 2003 A (AA/Aa3)
500,000	5.000	08/01/12	524,045
New York City GO Bonds Series 2003 D (AA/Aa3)
520,000	5.250	10/15/18	550,956
New York City GO Bonds Refunding Series 2007 A1 (AA/Aa3)
750,000	5.000	08/01/20	790,417
New York City Industrial Development Agency RB for Polytechnic University Project Refunding Series 2007 (ACA) (A)
250,000	5.000	11/01/11	255,055
New York City Industrial Development Agency RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
500,000	5.000	01/01/19	532,415
475,000	5.000	01/01/36	494,518
New York State Dormitory Authority RB for City University Systems Conservation Fifth Generation Series 2003 A (AA-/A1)
200,000	5.250	01/01/13	212,248

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority RB for Interfaith Medical Center Refunding Series 2007 (AA-)
$850,000	4.750%	02/15/12	$878,313
New York State Dormitory Authority RB Non State Supported Debt for North Shore Long Island Jewish Obligation Group Series 2007 A (A3)
1,000,000	5.000	05/01/19	1,035,030
New York State Dormitory Authority RB for Third General Refunding Series 2002 A (AA-/A1)
350,000	5.250	11/15/13	371,826
New York State Dormitory Authority RB Non State Supported Debt for Kaleida Hospital Health Series 2006 (FHA) (AAA)
260,000	4.000	08/15/14	256,703
New York State Dormitory Authority RB Non State Supported Debt for New York University Hospitals Center Series 2006 A (BB/Ba2)
500,000	5.000	07/01/13	508,415
New York State Dormitory Authority RB Non State Supported Debt for New York University Series 2007 A (AMBAC) (Aaa)
1,000,000	5.000	07/01/20	1,064,280
New York State Dormitory Authority RB Non State Supported Debt for Siena College Series 2006 (MBIA) (Aaa)
400,000	5.000	07/01/13	424,100
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2007 A (AAA)
750,000	5.000	03/15/19	797,648
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Refunding Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	343,362
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Series 2007 D (AAA/Aaa)
600,000	5.000	03/15/20	641,760
New York State Thruway Authority Highway & Bridge RB Second Gen Series 2007 A (AMBAC/TCRS/BNY) (AAA)
500,000	5.000	04/01/21	530,245
New York State Thruway Authority Highway & Bridge Second Gen RB Series 2003 B (FSA) (AAA/Aaa)
250,000	5.000	04/01/12	262,583
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Services Series 2007 (AA-)
350,000	5.000	04/01/11	363,727
Orange County GO Bonds Refunding Series 2005 A (Aa1)
500,000	5.000	07/15/13	529,760
Rensselaer County Industrial Development Agency Civic Facility RB for Rensselaer Polytechnic Institution Series 2006 (XLCA) (AAA/Aaa)
200,000	4.250	03/01/12	203,240
Rome City School District GO Bonds Refunding Series 2005 (FGIC) (Aaa)
415,000	5.000	06/15/13	439,381
Sales Tax Asset Receivables Corp. RB Series 2004 A (MBIA) (AAA/Aaa)
335,000	5.250	10/15/19	359,220

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
$500,000	5.000%	12/01/07	$501,380
725,000	5.000	12/01/08	731,163
300,000	5.000	12/01/14	306,624
Seneca County Industrial Development Agency Civic Facilities RB for New York Chiropractic College Refunding Series 2007 (BBB)
500,000	5.000	10/01/27	509,145
Suffolk County Industrial Development Agency Continuing Care Retirement RB for Jeffersons Ferry Project Refunding Series 2006 (BBB-)
250,000	5.000	11/01/12	255,412
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,750,000	5.500	06/01/18	2,920,638

			21,608,505

Puerto Rico — 13.1%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB-/Baa3)
775,000	5.000	12/01/09	792,019
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
225,000	5.000	03/01/09	227,815
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Mandatory Tender Refunding Series 2004 A (LOC-Government Development Bank of Puerto Rico) (BBB-/Ba1)(a)(b)
1,000,000	5.750	02/01/12	1,059,100
University of Puerto Rico RB Refunding Series 2006 P (BBB-/Baa2)
230,000	5.000	06/01/13	240,136
1,000,000	5.000	06/01/19	1,039,730

			3,358,800

U.S. Virgin Islands — 4.7%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
700,000	5.000	10/01/10	719,929
Virgin Islands Water and Power Authority Electric System RB Series 2007 A (BBB-/Baa3)
500,000	5.000	07/01/31	501,915

			1,221,844

TOTAL MUNICIPAL DEBT OBLIGATIONS			$26,189,149

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment — 1.6%
New York — 1.6%
New York City Transitional Finance Authority RB for New York City Recovery Series 2002-3 Subseries 3H (AAA/Aa2)(b)
$400,000	3.670%	08/03/07	$400,000

TOTAL INVESTMENTS — 103.7%			$26,589,149

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%			(959,441)

NET ASSETS — 100.0%			$25,629,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at July 31, 2007.
(b) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at July 31, 2007.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at July 31, 2007: AMBAC 10.2%.
For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BNY	— Insured by Bank of New York
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
TCRS	— Transferable Custodial Receipts
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$26,614,472

Gross unrealized gain	73,981
Gross unrealized loss	(99,304)

Net unrealized security loss	$(25,323)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 97.4%
Alabama — 1.2%
Alabama Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.00%	09/01/33	$1,031,210
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.750	08/01/19	1,209,133
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,831,602
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,052,790
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	586,684
100,000	5.000	11/15/21	100,870
Mobile Water & Sewer Commissioners RB Series 2002 (FGIC) (AAA/Aaa)
1,000,000	5.250	01/01/18	1,050,470
Tuscaloosa Alabama GO Bonds Warrants Series 2000 (AA/Aa3)(a)
1,000,000	5.650	01/01/10	1,051,570

			7,914,329

Alaska — 1.4%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.250	12/01/34	4,197,960
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,551,403
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)(a)
1,000,000	5.125	05/01/14	1,070,140
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (AAA/Aaa)(a)
1,500,000	5.500	06/01/11	1,586,130

			9,405,633

Arizona — 1.4%
Arizona Health Facilities Authority Hospital Systems RB PA 1456 (RITES)(b)
800,000	7.358	02/01/42	861,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
$3,410,000	5.750%	07/01/18	$3,743,361
Maricopa County Arizona Multi-Family Housing IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
165,000	5.850	01/01/08	166,437
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Prerefunded Series 1995 (FSA) (AAA/Aaa)(a)
2,304,000	6.250	07/01/08	2,356,485
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA) (AAA/Aaa)
196,000	6.250	07/01/15	200,271
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)(a)
1,235,000	5.500	06/01/14	1,350,053
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
500,000	5.000	01/01/26	500,855

			9,178,782

Arkansas — 0.9%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(a)
4,000,000	7.250	02/01/10	4,321,520
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
795,000	5.100	06/01/18	811,154
Washington County Arkansas Hospital RB for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.000	02/01/35	148,232
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
675,000	5.000	02/01/25	677,929
150,000	5.000	02/01/30	148,601

			6,107,436

California — 19.2%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
275,000	6.125	08/15/20	291,330
California County Tobacco Securitization Agency RB for Stanislaus Subseries 2006 A (BBB)(c)
5,175,000	0.000	06/01/46	573,752
California County Tobacco Securitization Agency RB for Stanislaus Subseries 2006 B (BBB-)(c)
450,000	0.000	06/01/46	47,817
California County Tobacco Securitization Agency Refunding Asset Backed RB for Merced County Series 2005 A (Baa3)
275,000	5.125	06/01/38	260,576
California County Tobacco Securitization Agency Refunding Asset Backed RB for Sonoma County Corp. Series 2005 A (BBB)
125,000	5.125	06/01/38	118,444
75,000	5.250	06/01/45	71,585

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Educational Facilities Authority RB for Claremont Mckenna College Series 2007 (Aa1)
$350,000	5.000%	01/01/38	$362,051
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,425,000	4.800	08/01/36	2,343,956
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,000,000	5.750	09/01/23	1,105,410
California State Economic Recovery GO Bonds Series A (AA+/Aa3)(d)
3,750,000	5.250	07/01/14	4,045,348
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/33	1,036,150
California State GO for Refunded Bonds Series 2000 (FGIC) (AAA/Aaa)(a)
1,205,000	5.250	09/01/10	1,259,900
California State GO Bonds for Various Purposes Series 2005 (AMBAC) (AAA/Aaa)
385,000	4.250	03/01/30	358,504
California State GO Bonds for Various Purposes Series 2005 (A+/A1)
13,000,000	5.000	03/01/32	13,327,600
California State GO for Unrefunded Balance Series 2000 (FGIC) (AAA/Aaa)(a)
75,000	5.250	09/01/10	78,417
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375	10/01/19	2,124,100
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
1,000,000	6.000	07/01/12	1,105,040
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2006 B (A+)
14,000,000	5.250	03/01/45	14,329,420
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 A (A+)
1,600,000	4.750	04/01/33	1,533,504
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 B (A+)(e)
2,750,000	4.371	02/01/36	2,714,855
California Statewide Communities Development Authority RB for Kaiser Permanente RMKT Series 2001 C (A+)
250,000	5.250	08/01/31	257,403
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
300,000	4.375	09/02/26	284,172
Cathedral City California Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
250,000	5.000	09/02/20	250,145

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AAA/Aaa)(c)
$6,340,000	0.000%	08/01/35	$1,575,997
Chino California Community Facilities District Special Tax Assessment No. 2 Series 2006
500,000	5.000	09/01/36	485,360
Chula Vista California Community Facilities District Special Tax No. 7 for Otay Ranch Village Eleven Series 2006 I
250,000	5.100	09/01/26	250,530
1,570,000	5.125	09/01/36	1,568,760
Coachella Valley California Water District 70 Improvement Bond Act 1913 to 1915 Special Assessment for Limited Obligation Improvement Assessment Series 2006
1,000,000	5.100	09/02/26	991,530
Del Mar Race Track Authority RB Series 2005 (BBB-)
200,000	5.000	08/15/25	200,390
Eastern Municipal Water District Community Facilities Special Tax District No. 2004-29 Sun Ranch Series 2006
500,000	5.000	09/01/29	492,750
1,000,000	5.000	09/01/36	976,000
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	410,456
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	394,785
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
6,000,000	5.000	08/01/27	6,283,620
Foothill-De Anza Community College District of California GO Bonds Series 2007 B (AMBAC) (AAA/Aaa)
3,985,000	5.000	08/01/27	4,173,371
Foothill-De Anza Community College District of California GO Bonds for Capital Appreciation Bonds Series 2007 B (AMBAC) (AAA/Aaa)(c)
11,235,000	0.000	08/01/36	2,660,897
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
1,000,000	5.000	06/01/45	1,022,680
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
3,200,000	5.000	06/01/33	2,984,832
700,000	5.125	06/01/47	653,639
3,000,000	5.750	06/01/47	3,072,960
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(c)
60,000,000	0.000	06/01/47	5,926,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(c)
19,500,000	0.000	06/01/47	1,853,085

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(a)
$7,800,000	5.500%	06/01/13	$8,440,302
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
3,075,000	5.000	06/01/45	3,090,744
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (AAA/Aaa)
1,065,000	5.000	06/01/30	1,094,160
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
1,500,000	5.000	06/01/45	1,509,555
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
3,000,000	5.000	06/01/45	3,068,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(a)
1,225,000	6.750	06/01/13	1,404,658
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (AAA/Aaa)(a)
350,000	7.875	06/01/13	421,669
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (AAA/Aaa)(a)
650,000	7.875	06/01/13	783,100
Hacienda La Puente Unified School District of California GO Bonds Election 2000 Series 2003 B (FSA) (AAA/Aaa)
1,200,000	5.250	08/01/23	1,267,464
Jurupa Community Services District Special Tax Community Facilities District No. 19 Eastvale Series 2006
1,500,000	5.000	09/01/36	1,457,400
Kaweah Delta California Health Care District RB Series 2004 (A3)(a)
325,000	6.000	08/01/12	363,106
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
285,000	5.000	05/01/15	298,196
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.000	08/01/35	121,498
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	594,976
Menlo Park California GO Bonds Series 2002 (Aa1)
1,000,000	5.250	08/01/27	1,056,840
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa2)
1,000,000	5.100	07/01/25	1,039,980
Morgan Stanley Co., Inc. Trust RB Residuals Series 2006-1544 (b)(c)
1,345,000	0.000%	08/01/34	1,083,317
North Natomas California Community Facilities District Special Tax No. 004 Series 2006 D
1,000,000	5.000	09/01/33	970,190

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Palo Alto California Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
$955,000	5.250%	09/02/15	$974,310
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
250,000	5.125	09/01/35	249,473
Sacramento California North Natomas Community Facilities 97-01 Special Tax Series 2005
560,000	5.000	09/01/25	559,978
1,190,000	5.000	09/01/29	1,185,228
San Diego California Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
1,000,000	5.250	07/01/24	1,067,720
San Gabriel California Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	58,470
Santa Ana California Unified School District COPS Series 2007 (MBIA) (AAA/Aaa)
2,500,000	5.250	04/01/37	2,641,425
Sierra View California Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	509,425
Silicon Valley Tobacco Securitization Authority RB for Capital Appreciation Santa Clara Series 2007 A(c)
8,000,000	0.000	06/01/36	1,623,440
Temecula Valley California Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
1,865,000	5.000	09/01/37	1,840,624
Tobacco Securitization Authority of Northern California Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	347,876
Tobacco Securitization Authority of Southern California Settlement RB for Asset Backed Bonds Series 2002 A (AAA/Aaa)(a)
3,000,000	5.625	06/01/12	3,236,490
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.250	06/01/34	326,309
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa)(a)
2,000,000	5.125	09/01/09	2,077,820

			128,621,704

Colorado — 2.8%
Adams Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(b)
455,000	8.990	02/01/31	527,600
Aurora Centretech Colorado Metropolitan District GO Refunding Bonds Series 1998 C (LOC-BNP Paribas) (AA)(f)
2,000,000	4.875	12/01/08	2,020,240
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA) (AAA)
1,905,000	4.250	12/01/29	1,787,138
3,520,000	4.250	12/01/34	3,251,987

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Department of Transportation RB Revenue Anticipated Notes Series 2000 (AMBAC) (AAA/Aaa)(a)
$1,000,000	6.000%	06/15/10	$1,064,500
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(a)
550,000	5.500	09/01/11	583,501
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	1,151,472
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.000	03/01/25	999,960
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(a)
500,000	6.500	11/15/11	556,700
Denver City & County Colorado GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.625	08/01/07	1,000,044
E-470 Public Highway Authority RB Capital Appreciation Series 2004 B (MBIA) (AAA/Aaa)(c)
5,000,000	0.000	09/01/27	1,812,750
La Plata County Colorado School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)(a)
1,000,000	5.250	11/01/12	1,065,850
SBC Metropolitan District GO Refunding Series 2005 (ACA) (A)
500,000	5.000	12/01/29	502,335
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
140,000	5.000	12/01/35	141,797
West Metro Fire Protection District GO Series 2006 A (MBIA) (Aaa)
2,200,000	5.250	12/01/26	2,362,580

			18,828,454

Connecticut — 1.0%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,589,400
Connecticut State GO Bonds Refunding Series C (AA/Aa3)(d)
4,000,000	5.500	12/15/13	4,380,235

			6,969,635

District of Columbia — 0.9%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA GO OF INST) (A)
100,000	4.000	06/01/16	94,762
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
720,000	6.250	05/15/24	755,568
1,000,000	6.500	05/15/33	1,144,660
Metropolitan Washington D.C. Airports Authority RB Series 2005 A (AMT) (MBIA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,036,080

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
District of Columbia — (continued)
Metropolitan Washington D.C. Airports Authority RB Series 2006 A (AMT) (FSA) (AAA/Aaa)
$2,000,000	5.000%	10/01/35	$2,039,640

			6,070,710

Florida — 6.1%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,510,000	5.000	05/01/19	1,508,550
Bobcat Trail Community Development District of Florida Special Assessment for Refunding Capital Improvement Series 2005
1,200,000	5.200	05/01/29	1,161,948
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,430,000	5.750	05/01/35	2,528,950
Coconut Cay Community Development District of Florida Special Assessment Series 2006
990,000	5.375	05/01/36	984,892
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (FSA) (AAA/Aaa)(a)
1,000,000	5.250	08/15/14	1,080,410
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
675,000	5.000	05/01/21	671,632
Crossings At Fleming Island Community Development District of Florida Special Assessment Refunding for Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.800	05/01/16	1,867,229
Crossings At Fleming Island Community Development District of Florida RB Refunding for Series 2007 (MBIA) (AAA/Aaa)
125,000	4.750	10/01/36	125,293
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,680,000	6.000	05/01/34	1,756,020
Double Branch Community Development District Special Assessment Series 2005 A
570,000	5.350	05/01/34	560,395
Fleming Island Plantation Community Development District Special Assessment Refunding Series 2007 (MBIA) (Aaa)
1,250,000	4.500	05/01/31	1,198,837
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
2,755,000	5.375	05/01/22	2,956,776
130,000	4.750	05/01/31	130,697
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A1)
500,000	5.000	11/15/09	508,480
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Hospital Health System Series 2006 G (A+/A1)(e)
1,000,000	5.125	11/15/32	1,003,220
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,910,000	5.750	05/01/35	1,901,940

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
$300,000	5.625%	03/01/24	$313,464
Keys Cove Community Development District Special Assessment Series 2004
1,190,000	5.875	05/01/35	1,226,366
Longleaf Florida Community Development District Special Assessment Refunding Series 2006
1,320,000	5.375	05/01/30	1,305,361
Marsh Harbour Community Development District Special Assessment Series 2005 A
915,000	5.450	05/01/36	920,655
Meadow Florida Pointe III Community Development District RB for Capital Improvement Series 2004 A
975,000	6.000	05/01/35	1,031,755
Miami-Dade County Expressway Authority of Florida RB Series 2004 B (FGIC) (AAA/Aaa)
1,000,000	5.250	07/01/26	1,065,470
North Springs Improvement District RB Refunding for Water Management Series 2005 A
185,000	5.375	05/01/24	185,507
North Springs Improvement District RB for Water Management Series 2005 B
445,000	5.500	05/01/35	447,185
Oakstead Florida Community Development District Capital Improvement Special Assessment Refunding for Series 2006 A-1 (MBIA) (AAA/Aaa)
145,000	4.500	05/01/32	139,747
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	128,239
Palm Beach County Florida GO Bonds Series 1999 A (AAA/Aaa)(a)
1,000,000	5.450	08/01/09	1,032,760
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.125	11/01/16	3,167,965
Sail Harbour Community Development District Special Assessment Series 2005 A
985,000	5.500	05/01/36	991,521
Sonoma Bay Community Development District Special Assessment Series 2005 A
640,000	5.450	05/01/36	641,542
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.625	10/01/30	245,970
Tampa Florida Water & Sewer RB Refunding Series 2001 A (AA/Aa2)
1,000,000	5.250	10/01/19	1,056,300
Tampa Palms Open Space & Transportation Community Development District Revenue Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
1,400,000	4.500	05/01/18	1,438,374
Thousand Oaks Community Development District Special Assessment RB Series 2005 A-1
970,000	5.350	05/01/35	949,329

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Community Development District No. 6 Special Assessment Series 2007
$2,725,000	5.250%	05/01/37	$2,708,514
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
990,000	5.600	05/01/36	997,969
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.000	10/15/35	656,045

			40,595,307

Georgia — 1.3%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.250	10/01/39	7,352,870
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB+/Baa1)
325,000	5.500	01/01/34	332,017
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.000	03/01/12	1,091,610

			8,776,497

Guam — 0.0%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)

175,000	5.000	10/01/23	180,042

Hawaii — 0.6%
Hawaii State Airport Systems RB Refunding Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.625	07/01/17	3,769,115

Illinois — 4.8%
Cary Illinois Special Tax Refunding for Special Service Area No. 1 Series 2006 (Radian) (AA)
1,945,000	5.000	03/01/30	1,972,016
Chicago Illinois GO Bonds Prerefunded Series 2000 C (FGIC) (AAA/Aaa)(a)
1,365,000	5.500	07/01/10	1,440,566
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AAA/Aaa)
815,000	5.500	01/01/19	855,514
Chicago Illinois Multi-Family Housing RB for Coppin Housing Project Series 2007 A (FHA/GNMA) (Aaa)
1,375,000	5.000	11/20/48	1,340,213
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.250	01/01/34	510,805
Chicago Illinois Skyway Toll Bridge RB Series 2000 (AMBAC) (AAA/Aaa)(a)
1,000,000	5.500	01/01/11	1,061,680
Chicago Illinois Tax Increment for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,064,420
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.000	11/15/11	768,225
1,250,000	6.250	11/15/13	1,337,275

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (A1)
$20,000	5.050%	12/01/14	$20,078
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (B+/Ba1)(f)
2,300,000	5.500	02/28/14	2,299,609
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Aaa)(a)
2,000,000	6.250	05/01/12	2,218,280
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	397,388
Illinois Finance Authority RB Refunding for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	388,620
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.375	07/01/19	3,163,020
Lake County Illinois Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,720,770
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA) (A)
425,000	5.500	01/01/36	441,197
Metropolitan Pier & Exposition Authority Illinois RB for Mccormick Place Explosion Project Series 1999 (FGIC) (AAA/Aaa)
800,000	5.250	12/15/28	823,208
Northlake Illinois GO Refunding for Tax Increment Series 1998 A (AMBAC) (Aaa)
300,000	5.000	06/01/14	304,293
Round Lake IL Lakewood Grove Special Service Area No. 1 Special Tax Series Refunding 2007 (AAA)
2,720,000	5.500	03/01/32	2,918,696
1,285,000	4.700	03/01/33	1,236,825
Southwestern Illinois Development Authority RB for Capital Appreciation Bonds Local Government Program Series 2007 (FSA) (AAA)(c)
6,500,000	0.000	12/01/25	2,759,315

			32,042,013

Indiana — 1.4%
Bloomington Municipal Facilities Corp. RB for Economic Development Lease Rental Series 1998 (AA-/Aa3)
260,000	4.800	08/01/12	263,177
Clarksville High School Building Corp. RB Refunding for First Mortgage Series 1998 (MBIA) (AAA/Aaa)
150,000	5.000	07/15/14	152,995
Delaware County Indiana Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
240,000	5.250	08/01/36	242,398
E-470 Business Metropolitan District RB for First Mortgage Series 1999 (MBIA) (AAA/Aaa)(a)
200,000	4.800	07/15/09	205,846
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (AAA/Aaa)
125,000	4.850	07/05/15	128,680

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Fall Creek Regional Waste District RB Refunding Series 2001 (MBIA) (AAA/Aaa)
$100,000	4.700%	03/01/13	$102,342
Greencastle Indiana Waterworks RB Refunding Series 2001 (MBIA) (AAA/Aaa)
300,000	4.250	07/01/13	304,938
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aaa)
290,000	4.600	02/01/13	295,620
Indiana Bond Bank RB Unrefunded Balance for State Revolving Series 1998 A (AAA)
200,000	4.800	02/01/13	202,854
Indiana Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	331,422
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	996,830
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian) (AA)
70,000	5.500	02/15/10	71,490
Indiana State Office Building Commission RB Refunding Series 1998 A (AA/Aa2)
300,000	4.700	07/01/11	304,647
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	655,898
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (AA)
275,000	4.650	07/05/13	285,805
Mount Vernon of Hancock County Multi-School Building Corp. RB Prerefunded for First Mortgage Series 2001 B (AMBAC) (AAA/Aaa)(a)
150,000	4.700	07/15/11	154,405
Munster School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
200,000	4.600	07/05/10	202,896
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (FGIC) (AAA/Aaa)
400,000	5.050	07/15/15	413,400
Northwest Allen County Middle School Building Corp. RB Prerefunded for First Mortgage Series 1998 (MBIA) (AAA/Aaa)(a)
100,000	4.750	01/15/09	102,373
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (FGIC) (Aaa)
240,000	4.625	01/15/15	246,401
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aaa)
300,000	5.000	07/10/16	309,936
Princeton City Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	272,924

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Purdue University COPS Series 1998 (AA/Aa1)
$50,000	4.500%	07/01/09	$50,274
Rochester Community School Building Corp. RB Refunding for First Mortgage Series 1998 (AMBAC) (AAA/Aaa)
250,000	5.000	07/15/13	257,472
South Bend Community School Building Corp. RB for First Mortgage Series 2001 A (FSA) (AAA/Aaa)
225,000	5.100	07/01/17	232,724
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aaa)
200,000	4.600	07/01/13	203,848
Vanderburgh County Indiana Redevelopment Commission Tax Allocation for Tax Increment Series 2006 (A-)
1,400,000	5.250	02/01/31	1,440,432
Vinton-Tecumseh School Building Corp. RB Refunding for First Mortgage Series 1998 (A+)
200,000	5.000	07/05/13	202,912
Warren Township School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
300,000	5.000	07/05/14	305,901
Whitley County Middle School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
275,000	4.800	01/10/11	280,027

			9,220,867

Iowa — 0.5%
Coralville Iowa COPS Series 2006 D (A2)
1,325,000	5.250	06/01/22	1,378,040
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,843,369

			3,221,409

Kansas — 0.3%
Junction City Kansas GO Bonds Temporary Notes Series 2006 E
1,250,000	5.000	12/01/07	1,252,963
Wichita Kansas Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.500	11/15/25	1,036,020

			2,288,983

Kentucky — 0.5%
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)(a)
1,085,000	6.000	10/01/13	1,217,848
Kentucky Economic Development Finance Authority System RB Unrefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
2,165,000	6.000	10/01/18	2,404,925

			3,622,773

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — 1.1%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
$675,000	5.000%	11/01/18	$662,999
Louisiana State Gas & Fuels RB Series 2006 A (FSA) (AAA/Aaa)
1,500,000	4.750	05/01/39	1,495,020
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,044,320
500,000	5.250	09/01/16	521,890
New Orleans Louisiana Levee District Public Improvement RB Series 1986 (FSA) (AAA/Aaa)
1,245,000	5.950	11/01/15	1,265,754
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.500	05/15/30	1,337,492
1,220,000	5.875	05/15/39	1,291,907

			7,619,382

Maine — 1.1%
Maine Municipal Bond Bank GO Bonds RB Series 2005 E (AAA/Aa1)
2,165,000	5.000	11/01/34	2,252,336
Maine State Housing Authority RB for Mortgage Purposes Series 2005 D-2 (AMT) (AA+/Aa1)
5,000,000	4.800	11/15/36	4,861,700

			7,114,036

Maryland — 1.9%
Anne Arundel County Maryland Special Obligation RB Special Tax Refunding
for Audel Mills Project Series 2004 (AAA/Aa1)
1,500,000	5.125	07/01/29	1,578,750
Baltimore Maryland RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)(a)
3,260,000	5.000	07/01/15	3,485,951
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.600	07/01/20	530,955
1,000,000	5.700	07/01/29	1,061,220
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)(a)
500,000	5.500	06/01/11	528,710
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2006 (Baa1)
1,000,000	5.000	06/01/35	1,009,890
1,000,000	5.000	06/01/40	1,007,030
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/A3)
500,000	5.375	08/15/24	520,915
750,000	5.500	08/15/33	775,582
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
125,000	4.500	07/01/22	119,462
300,000	4.750	07/01/34	285,552
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa2)
1,500,000	5.000	03/01/19	1,598,655

			12,502,672

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — 1.5%
Commonwealth of Massachusetts GO Bonds Consolidated Loan Series 2000 A (AAA/Aa2)(a)
$2,000,000	6.000%	02/01/10	$2,122,460
Massachusetts Bay Transportation Authority RB Assessment Series 2004 A (AAA/Aa1)(a)
1,000,000	5.000	07/01/14	1,064,170
Massachusetts Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
2,275,000	5.000	08/15/35	2,294,429
Massachusetts Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.250	07/01/12	3,831,975
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	581,877
Massachusetts School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	520,110

			10,415,021

Michigan — 2.1%
Macomb Township Michigan Building Authority GO Prerefunded Series 2002 (AMBAC) (AAA/Aaa)(a)
300,000	4.750	04/01/11	309,330
Michigan Higher Education Facilities Authority RB Refunding for Limited Obligation Kalamazoo College Project Series 2003 (A1)
150,000	5.000	12/01/20	153,366
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1999 (AAA/Aaa)(a)
500,000	5.750	10/01/09	525,050
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
2,000,000	6.125	11/15/09	2,119,900
Michigan State Hospital Finance Authority RB for Trinity Health Credit Group Series 2006 (AA-/Aa2)
10,000,000	5.000	12/01/31	10,043,700
Pontiac Michigan Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.375	06/01/17	1,036,060

			14,187,406

Minnesota — 0.5%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
3,000,000	5.000	10/01/35	3,058,200

Mississippi — 1.7%
Mississippi Business Finance Commission RB for Northrop Grumman Ship Systems Series 2006 (BBB+/Baa1)
4,600,000	4.550	12/01/28	4,276,298
Mississippi Business Finance Corp. PCRB for Systems Energy Resource Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	685,740

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Mississippi — (continued)
Mississippi Hospital Equipment & Facilities Authority RB for Mississippi Hospital Delta Regular Medical Center Series 2007 (MBIA/FHA) (AAA/Aaa)
$5,835,000	5.000%	08/01/22	$6,062,973
Mississippi Hospital Equipment & Facilities Authority RB Refunding and Improvement for South Central Hospital Series 2006 (BBB+)
175,000	5.250	12/01/26	175,371

			11,200,382

Missouri — 1.4%
Cameron Missouri IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)(a)
1,800,000	6.250	12/01/10	1,952,982
Jefferson County School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (MBIA) (AAA/Aaa)
300,000	4.350	03/01/16	306,012
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	268,059
1,325,000	5.000	06/01/35	1,324,907
Missouri State Environmental Improvement & Energy Resources Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	505,261
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,095,490
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,062,750
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.000	06/01/30	3,093,030

			9,608,491

Montana — 0.6%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)(f)
1,000,000	5.200	05/01/09	1,018,590
Montana Facility Finance Authority RB for Benefits Health Systems Series 2007 Assured GTY (AAA)
2,000,000	4.500	01/01/37	1,890,840
Montana Facility Finance Authority RB Master Lien for Marcus Daly Project Series 2007 A (Aa3)
1,000,000	4.250	08/01/27	933,990
Montana Facility Finance Authority RB for St. Peters Hospital Project Series 2007 (A3)
120,000	5.000	06/01/28	120,919
135,000	5.000	06/01/36	133,769

			4,098,108

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — 1.8%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(f)
$765,000	5.450%	03/01/13	$788,294
Clark County School District GO Refunding Bonds Series 1998 (FSA) (AAA/Aaa)
800,000	5.500	06/15/13	865,200
Henderson Local Improvement District No. T-14 Special Assessment Refunding Senior Limited Obligation Series 2007 A (FSA) (AAA)
1,000,000	4.250	03/01/12	1,014,940
Las Vegas Nevada New Convention & Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.000	07/01/09	2,625,525
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.625	01/01/32	2,631,325
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Subseries 2006 B
1,705,000	5.100	12/01/22	1,735,195
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
745,000	4.850	12/01/15	750,029
University of Nevada RB for Community College Systems Series 2002 A (FGIC) (AAA/Aaa)
250,000	4.450	07/01/12	254,480
Washoe County Nevada GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.375	01/01/10	1,678,119

			12,343,107

New Hampshire — 0.6%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,246,837
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
190,000	5.000	07/01/36	182,421
New Hampshire Health & Education Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)
500,000	6.000	07/01/22	530,700
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (A)
1,000,000	5.000	01/01/27	1,019,510
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)(a)
1,000,000	5.250	08/15/13	1,072,500

			4,051,968

New Jersey — 3.3%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian-IBC) (AA)
1,085,000	5.500	06/15/16	1,173,438
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
600,000	5.000	07/01/24	599,904
175,000	5.500	07/01/30	180,065

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
$500,000	6.500%	07/01/21	$535,570
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,060,550
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,251,040
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB)(c)
12,800,000	0.000	06/01/41	1,868,672
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(c)
11,250,000	0.000	06/01/41	1,563,300
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
2,370,000	6.000	06/01/12	2,590,220
Tobacco Settlement Financing Corp. RB for Public Improvement Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
4,605,000	5.750	06/01/32	4,899,996
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
300,000	6.750	06/01/13	343,998
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
1,190,000	4.500	06/01/23	1,140,246
3,015,000	4.625	06/01/26	2,723,902

			21,930,901

New Mexico — 0.5%
Farmington New Mexico PCRB Public Service Co. Series 1997 D (BBB/Baa2)
3,530,000	6.375	04/01/22	3,582,526

New York — 11.2%
Hudson Yards Infrastructure Corp. RB Series 2006 A (FGIC) (AAA/Aaa)
10,000,000	5.000	02/15/47	10,321,300
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
1,240,000	5.000	09/01/35	1,274,571
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)(a)
1,000,000	5.250	11/15/12	1,069,750
Metropolitan Transportation Authority RB Series A (AMBAC) (AAA/Aaa)(d)
2,000,000	5.500	11/15/15	2,157,280
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (A)
2,045,000	5.000	11/01/12	2,090,235

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City NY GO Bonds Prerefunded Series 1997 C (MBIA-IBC) (AAA/Aaa)(a)
$45,000	5.375%	11/15/07	$45,667
New York City NY GO Bonds Series 2006 A (AA/Aa3)
400,000	5.000	08/01/18	422,232
New York City NY GO Bonds Series 2007 A1 (AA/Aa3)
5,000,000	5.000	08/01/13	5,261,450
New York City NY GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC) (AAA/Aaa)
700,000	5.375	11/15/17	710,129
New York City NY IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+)(a)
1,250,000	6.000	11/01/10	1,345,363
New York City NY IDA RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
12,000,000	5.000	01/01/36	12,493,080
5,000,000	5.000	01/01/46	5,166,600
New York City NY Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.250	08/01/14	1,063,530
New York City Transitional Finance Authority RB Refunding Future Tax Secured Series A (AAA/Aa1)(d)
2,000,000	5.500	11/01/26	2,123,940
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003 109 (Aa1)
1,000,000	4.800	10/01/23	992,170
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
750,000	5.000	07/01/26	734,700
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC/FHA) (AAA/Aaa)
2,500,000	5.000	08/01/29	2,588,425
New York State Dormitory Authority RB for New York University Hospital Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/22	990,630
1,000,000	5.000	07/01/26	979,600
1,300,000	5.000	07/01/36	1,242,384
New York State Dormitory Authority RB for University Dormitory Facilities Lease Series 2007 (AA-/Aa3)
10,000,000	5.000	07/01/37	10,331,200
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.500	11/01/14	1,646,130
New York State Dormitory Authority RB Series 2000 A (FGIC) (AAA/Aaa)(a)
1,000,000	5.250	07/01/10	1,042,370
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	184,888
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,782,676
Tobacco Settlement Financing Corp. RB Series 2003 C-1 (AA-/A1)
5,000,000	5.500	06/01/19	5,351,300
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
675,000	5.250	07/01/09	697,761

			75,109,361

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — 1.6%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
$1,000,000	5.125%	06/01/26	$1,040,870
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(a)
2,000,000	5.125	10/01/12	2,118,220
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (BBB/Baa2)
500,000	5.375	01/01/16	526,670
850,000	5.375	01/01/17	893,239
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 D (BBB/Baa2)
600,000	5.125	01/01/23	615,780
North Carolina Medical Care Commission Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.500	11/01/25	3,150,600
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.500	01/01/13	476,249
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.250	06/01/11	1,589,715

			10,411,343

North Dakota — 0.0%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
150,000	5.125	07/01/25	150,366

Ohio — 1.8%
Hamilton County Ohio Sales Tax RB for Hamilton County Football Project Series 1998 B (MBIA) (AAA/Aaa)(a)
500,000	5.000	06/01/08	510,160
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (AAA/Aaa)
1,670,000	5.250	12/01/24	1,786,766
1,755,000	5.250	12/01/25	1,874,937
1,350,000	5.250	12/01/26	1,440,126
Ohio Air Quality Development Authority RB Dayton Power & Light Co. Project Series 2006 (FGIC) (AAA/Aaa)
2,175,000	4.800	09/01/36	2,148,030
Ohio Housing Finance Agency Mortgage RB for Residential Mortgage Backed Securities Series 2006 E (AMT) (FNMA/GNMA) (Aaa)
1,500,000	5.000	09/01/36	1,484,055
Ohio State GO Refunding Bonds Series 2005 D (AA+/Aa1)
760,000	5.500	09/15/15	837,756
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)(a)
500,000	5.250	12/01/11	528,655

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+)
$630,000	5.125%	05/15/25	$638,650
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Preston Series 2006 B (AMT) (BBB+)
130,000	4.800	11/15/35	122,148
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckloan Series 2005 C (AMT) (BBB+)
430,000	5.125	11/15/25	427,695

			11,798,978

Oklahoma — 0.1%
Norman Oklahoma Regional Hospital Authority RB Series 2005 A (BBB)
250,000	5.375	09/01/36	254,027
Norman Oklahoma Regional Hospital Authority RB Refunding & Improvement Series 2007 (BBB)
300,000	5.125	09/01/37	297,486
Oklahoma Development Finance Authority RB for Great Plains Medical Center Project Series 2007 (BBB)
240,000	5.000	12/01/27	236,832
140,000	5.125	12/01/36	138,708

			927,053

Oregon — 0.3%
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BBB)(a)
1,255,000	6.125	09/01/12	1,389,724
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB)
745,000	6.125	09/01/22	792,069

			2,181,793

Pennsylvania — 0.8%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(a)
150,000	5.375	11/15/14	163,405
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.250	11/01/31	2,118,400
Pennsylvania Higher Educational Facilities Authority RB for Moravian College Project Series 2001(Radian) (AA)
150,000	5.375	07/01/23	155,360
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.250	06/15/15	1,025,300
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.000	07/15/08	800,326
1,000,000	5.000	07/15/09	1,012,750

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
$160,000	5.000%	05/01/24	$166,979
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(a)
225,000	5.375	11/15/14	244,366

			5,686,886

Puerto Rico — 3.0%
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB-/Baa3)
1,575,000	5.250	07/01/30	1,653,781
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2006 B (BBB-/Baa3)
2,125,000	5.000	07/01/35	2,174,002
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB-/Baa3)
6,000,000	5.000	12/01/09	6,131,760
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA/ICR) (AAA/Aaa)(a)
2,500,000	5.000	07/01/16	2,689,650
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2005 B (BBB-/Baa3)
1,525,000	5.000	07/01/41	1,550,833
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,290,788
1,250,000	5.000	07/01/37	1,277,913
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	430,606
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(f)
700,000	5.750	02/01/12	741,370
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
610,000	5.000	06/01/30	625,720
University of Puerto Rico RB Series 2006 Q (BBB/Baa2)
1,075,000	5.000	06/01/30	1,102,703
460,000	5.000	06/01/36	470,180

			20,139,306

South Carolina — 3.0%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,385,025
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.000	06/01/31	5,128,900
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/A3)(a)
550,000	6.000	12/01/12	610,362

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aaa)(a)
$450,000	6.000%	12/01/12	$499,388
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,038,680
Medical University South Carolina Hospital Authority RB Refunding for Hospital Facilities FHA Insured Mortgage Series 2004 A (FHA/MBIA) (AAA/Aaa)
4,000,000	5.000	08/15/31	4,107,240
South Carolina State Housing Finance & Development Authority Mortgage RB Series 2006 C-2 (AMT) (FSA/FHA) (AAA/Aaa)
5,150,000	4.500	07/01/22	5,002,607
South Carolina State Public Service Authority RB Series 1999 A (MBIA) (AAA/Aaa)(a)
1,000,000	5.750	01/01/10	1,054,330

			19,826,532

South Dakota — 0.2%
South Dakota Housing Development Authority RB for Homeownership Mortgage Series 2006 K (AAA/Aa1)
1,000,000	5.050	05/01/36	1,007,640

Tennessee — 2.2%
Elizabethton Tennessee Health & Educational Facilities Board RB Refunding for Improvement First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.250	07/01/15	2,286,480
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
955,000	4.500	07/01/08	955,726
670,000	4.500	07/01/09	670,824
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.250	07/01/16	3,457,920
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2006 A (BBB+/Baa1)
775,000	5.500	07/01/36	801,428
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (HUD) (Baa1)
410,000	6.000	10/01/09	416,203
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA) (AAA)
2,120,000	4.850	06/01/37	2,067,975
Shelby County Tennessee Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(f)
810,000	8.462	10/01/08	848,426
Shelby County Tennessee Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
120,000	8.462	09/01/08	125,203
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
625,000	5.250	09/01/36	627,213

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
$2,130,000	5.850%	07/01/11	$2,210,301

			14,467,699

Texas — 5.0%
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (BB/Baa2)
700,000	7.700	04/01/33	778,400
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (BB/Baa2)
1,200,000	7.700	03/01/32	1,334,400
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (BB/Baa2)(f)
1,045,000	5.750	11/01/11	1,061,730
Brazos River Authority PCRB Refunding for Reliant Energy Inc. Project Series 1999 A (BBB-/Baa1)
1,250,000	5.375	04/01/19	1,252,163
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.750	09/01/27	2,162,135
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.125	08/15/30	1,028,310
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)(a)
1,000,000	5.375	02/15/13	1,071,730
Gregg County Texas Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA/Aa3)(a)
3,000,000	6.375	10/01/10	3,247,980
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.650	04/01/32	1,061,810
Harris County Hospital District RB Refunding Series 2000 (MBIA) (AAA/Aaa)
2,050,000	6.000	02/15/16	2,167,793
Harris County Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)(a)
1,000,000	5.750	07/01/09	1,045,260
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	698,733
Houston Utilities System RB Refunding First Lien Series 2004 A (MBIA) (AAA/Aaa)
1,000,000	5.250	05/15/25	1,055,310
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas AEP Project RMKT 12/6/06 Series 2005 A (AMBAC) (AAA/Aaa)
3,575,000	4.400	05/01/30	3,340,980
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas AEP Project RMKT 12/6/06 Series 2005 B (AMBAC) (AAA/Aaa)
1,000,000	4.550	05/01/30	947,000

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
$150,000	5.500%	02/15/25	$154,839
250,000	5.625	02/15/35	259,020
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,234,797
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.625	01/01/11	1,317,056
Schertz Texas GO Bonds Series 2006 (MBIA) (AAA/Aaa)
1,715,000	5.250	02/01/25	1,826,149
1,900,000	5.250	02/01/27	2,014,817
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
425,000	5.125	05/15/37	419,722
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	638,092
750,000	5.000	07/01/23	729,360
Waxahachie Independent School District GO Bonds Capital Appreciation Prerefunded Series 2000 (PSF-GTD) (Aaa)(a)(c)
1,775,000	0.000	08/15/10	1,310,642
Waxahachie Independent School District GO Bonds Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(c)
80,000	0.000	08/15/13	58,530
Williamson County Texas GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)(c)
1,040,000	5.250	02/15/12	1,098,698

			33,315,456

U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,045,000	5.000	10/01/12	1,088,294
500,000	5.250	10/01/16	530,245

			1,618,539

Utah — 0.3%
South Davis Recreational District GO Bonds Series 2004 (XLCA) (AAA/Aaa)
200,000	4.375	01/01/20	199,898
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (BBB/Baa2)
2,000,000	5.700	11/01/26	2,060,020

			2,259,918

Virginia — 0.7%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.250	07/15/26	1,947,310
Chesapeake Virginia IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
750,000	5.250	02/01/08	750,862
Tobacco Settlement Financing Corp. RB Senior Series 2007 B1 (BBB/Baa3)
675,000	5.000	06/01/47	626,981

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia— (continued)
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
$1,000,000	5.500%	05/15/09	$1,039,210

			4,364,363

Washington — 2.7%
King County Washington Sewer RB Second Series 1999 (FGIC) (AAA/Aaa)(a)
3,965,000	6.250	01/01/09	4,136,922
Skagit County Washington Public Hospital District No. 2 GO Refunding Bonds for Improvement Series 2005 (MBIA) (AAA/Aaa)
3,700,000	5.000	12/01/30	3,816,698
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.000	12/01/30	4,138,560
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.000	01/01/34	3,226,586
Washington State GO Bonds Series 1992 B & AT-7 (AA/Aa1)
500,000	6.400	06/01/17	580,230
Washington State GO Bonds Series 2000 B (AAA/Aa1)(a)
1,000,000	6.000	01/01/10	1,049,720
Washington State GO Bonds for Various Purposes Series 2002 A (AA/Aa1)
300,000	5.000	07/01/14	313,791
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA/Aa3)
315,000	5.000	12/01/36	316,144
Washington State University RB for Housing & Dining Systems Series 2004 (MBIA) (AAA/Aaa)
300,000	4.250	10/01/15	303,807

			17,882,458

West Virginia — 0.6%
Berkeley County West Virginia RB for Public Service Sewer RB Series 2006 A
120,000	5.000	10/01/22	117,127
Monongalia County Building Commission Hospital RB for Monongalia General Hospital Series 2005 A (A-)
1,380,000	5.250	07/01/25	1,410,388
1,190,000	5.250	07/01/35	1,207,636
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(a)
1,000,000	5.625	06/01/10	1,057,430

			3,792,581

Wisconsin — 1.3%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	1,081,480
Wisconsin Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/24	1,772,575

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
$5,380,000	6.250%	05/01/10	$5,721,522
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	372,780
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	95,163

			9,043,520

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$652,509,681

Other Municipals — 1.4%
GMAC Municipal Mortgage Trust Series A (AMT) (A3)(f)(g)
$525,000	4.150%	10/31/09	$517,241
GMAC Municipal Mortgage Trust Series A-1 (AMT) (A3)(f)(g)
375,000	4.900	10/31/14	372,491
GMAC Municipal Mortgage Trust Series A-2 (AMT) (A3)(f)(g)
1,350,000	5.300	10/31/19	1,354,711
GMAC Municipal Mortgage Trust Series B (AMT) (Baa1)(f)(g)
1,350,000	5.600	10/31/19	1,348,691
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(f)(g)
2,000,000	5.500	09/30/15	2,044,660
Puttable Floating Option Tax-Exempt Receipts Rites 1511 Series 2007(b)
2,740,000	5.200%	10/01/38	2,769,483
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)(g)
991,000	4.050	05/04/10	979,802

TOTAL OTHER MUNICIPALS			$9,387,079

Short-Term Investments — 4.2%
Alabama — 0.1%
Columbia Industrial Development Board RB Refunding for Alabama Power Co. Project Series 1998 (A/A2)(e)
$900,000	3.730%	08/03/07	$900,000

California — 0.8%
California Housing Finance Agency RB for Multi-Family Housing AMT Series 2000 C (AA-/Aa3)(e)
2,400,000	3.740	08/03/07	2,400,000
California Housing Finance Agency RB for Home Mortgage AMT Series 2002 M (AA-/Aa2)(e)
2,800,000	3.710	08/03/07	2,800,000

			5,200,000

Kentucky — 0.2%
Lexington-Fayette Urban County Airport Corp. First Mortgage RB Series 1994 B (AMT) (AA/Aa1)(e)
1,200,000	3.790	08/02/07	1,200,000

Michigan — 0.4%
University of Michigan Hospital RB Series 2005 (AA+/Aa2)(e)
2,400,000	3.690	08/03/07	2,400,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Mississippi — 0.7%
Mississippi Business Financial Corp. RB Refunding for Mississippi Power Company Project Series 1998 (AMT) (A/A1)(e)
$4,700,000	3.730%	08/03/07	$4,700,000

Nebraska — 1.1%
Washington County Nebraska RB for Cargill Dow Polymers LLC Series 2000 (AA/Aa1)(e)
7,600,000	3.730	08/03/07	7,600,000

Ohio — 0.2%
Paulding County Ohio RB for Solid Waste Disposal Revenue Lafarge Corp. Project Series 1996 (AAA)(e)
	3.700	08/03/07	1,500,000

Oregon — 0.2%
Port Morrow Oregon Environmental Improvement VRDN RB for Portland General Electric Co. Series 1996 (BBB/Baa2)(e)
1,500,000	4.190	08/03/07	1,500,000

Tennessee — 0.1%
Blount County Public Building Authority RB for Local Government Public Improvement Series 2005 (XLCA) (Aaa)(e)
400,000	3.720	08/03/07	400,000

Virginia — 0.3%
King George County Industrial Development Authority RB for Birchwood Power Partners Project Series 1995 (AA-)(e)
900,000	3.820	08/02/07	900,000
Loudoun County Industrial Development Authority RB for Howard Hughes Medical Institute Series 2003 C (AAA/Aaa)(e)
1,400,000	3.720	08/03/07	1,400,000

			2,300,000

Washington — 0.1%
Port Tacoma Sub Lien RB Series 2006 (AMT) (XLCA) (AAA/Aaa)(e)
450,000	3.790	08/03/07	450,000

TOTAL SHORT-TERM INVESTMENTS			$28,150,000

TOTAL INVESTMENTS — 103.0%			$690,046,760

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%			(20,102,933)

NET ASSETS — 100.0%			$669,943,827

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Inverse variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d) Security represents fixed rate bond exchanged in conjunction with floating rate notes issued.
(e) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at July 31, 2007.
(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at July 31, 2007.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

(g) Securities are exempt from registration under Rule 144 A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,617,596, which represents approximately 1.0% of net assets as of July 31, 2007.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at July 31, 2007: MBIA 11.6%.
For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. –
Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
COPS	— Certificate of Participation
CRA	— Community Reinvestment Act
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. – Transferable
Custodial Receipts
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
HUD	— Insured by Housing and Urban Development
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY	— Guaranty
ICR	— Immediate Credit Recovery
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance –
Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance –
International Bancshares Corporation
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
VRND	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments	Upfront payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty(a)	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Merrill Lynch Pierce Fenner & Smith, Inc.	$15,000	11/01/22	BMA Municipal Swap Index	4.100%	$(22,508)	$110,303
Morgan Stanley Co., Inc. New York	15,000	11/01/22	BMA Municipal Swap Index	4.100%	90,411	(92,227)

Total					$67,903	$18,076

(a) Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to July 31, 2007.
BMA — Bond Market Association
TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$677,905,968

Gross unrealized gain	17,598,175
Gross unrealized loss	(5,457,383)

Net unrealized security gain	$12,140,792

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 97.8%
Alabama — 1.2%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
$3,405,000	5.375%	12/01/16	$3,475,075
4,425,000	5.500	12/01/21	4,497,570
5,775,000	5.625	12/01/26	5,918,509
12,100,000	5.750	12/01/36	12,450,779
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (B)
5,000,000	5.750	09/01/28	5,104,500
Courtland Industrial Development Board Environmental Improvements RB Refunding for International Paper Co. Project Series 2006 A (BBB/Baa3)
4,315,000	5.000	08/01/27	4,151,418
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	4,867,350
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
9,400,000	5.200	06/01/25	9,302,428
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.375	08/01/15	6,888,891
7,600,000	6.000	08/01/25	7,798,664
5,000,000	6.000	08/01/35	5,097,800
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
22,365,000	5.250	06/01/37	21,868,721
Tuskegee City Alabama GO Bonds Series 2007 (ACA) (A)
300,000	4.400	01/01/22	280,296
500,000	4.625	01/01/27	468,585
500,000	4.625	01/01/32	459,830
1,000,000	4.700	01/01/37	918,010

			93,548,426

Alaska — 0.0%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2000 (AAA/Aaa)(a)
3,910,000	6.200	06/01/10	4,075,471

Arizona — 0.7%
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 A (B+/Baa3)
5,000,000	5.850	03/01/28	5,004,750
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 B (B+/Baa3)
5,000,000	5.875	03/01/33	5,004,650
Arizona Health Facilities Authority RB PA 1456 (RITES)(b)
12,700,000	7.358	02/01/42	13,673,455
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998(c)
6,750,000	5.550	01/01/27	7,646,467
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
600,000	5.000	01/01/20	603,996

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
$1,000,000	5.000%	01/01/21	$1,005,600
2,000,000	5.000	01/01/26	2,003,420
3,000,000	5.000	01/01/32	2,995,680
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
2,150,000	5.000	07/01/24	2,167,394
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.000	08/01/33	1,310,763
Yavapai County IDA RB for Waste Management, Inc. Project Series 2002 (BBB)(d)
18,800,000	4.000	06/01/10	18,468,932

			59,885,107

Arkansas — 0.4%
Baxter County Arkansas Hospital RB Refunding Series 2007 (BBB/Baa2)
2,000,000	5.000	09/01/26	1,980,520
Jefferson County PCRB Refunding for Entergy Arkansas, Inc. Project Series 2006 (A-/Baa1)
10,120,000	4.600	10/01/17	10,111,297
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	3,024,930
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.000	02/01/35	1,828,189
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
8,325,000	5.000	02/01/25	8,361,130
6,850,000	5.000	02/01/30	6,786,089

			32,092,155

California — 15.7%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004 (AAA)(a)
3,855,000	6.000	09/01/14	4,369,180
4,900,000	6.000	09/01/14	5,553,562
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A+)
1,500,000	5.500	04/01/21	1,561,065
2,750,000	5.600	04/01/26	2,853,510
Brentwood California Infrastructure Financing Authority Special Assessment Refunding Subseries 2005 B
535,000	5.150	09/02/32	526,831
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.750	06/01/29	572,882
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 A (BBB)(e)
78,325,000	0.000	06/01/46	8,683,893
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 B (BBB-)(e)
6,550,000	0.000	06/01/46	696,003
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 C (BB)(e)
42,250,000	0.000	06/01/55	2,095,600
California County Tobacco Securitization Agency RB for Kern County Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	203,779

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California County Tobacco Securitization Agency RB for Stanislaus Subseries 2006 D(e)
$98,000,000	0.000%	06/01/55	$3,329,060
California Educational Facilities Authority RB for Claremont Graduate University Series 2007 A (A3)
3,000,000	5.000	03/01/37	3,018,030
California Educational Facilities Authority RB for Claremont McKenna College Series 2007 (Aa1)
1,500,000	5.000	01/01/27	1,566,810
3,130,000	5.000	01/01/38	3,237,766
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)(a)
1,445,000	5.750	12/01/08	1,497,670
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000	10/01/36	1,993,780
California Health Facilities Financing Authority RB for Residential Series 2007-1912 (Aa3)(b)
11,875,000	5.250	11/15/46	13,348,450
California Housing Finance Agency RB for Home Mortgage Series 2007 M (AA-/Aa2)
28,730,000	4.750	08/01/42	26,874,904
California Municipal Finance Authority COPS for Community Hospitals Central Series 2007 (BBB-/Baa2)
5,750,000	5.250	02/01/27	5,797,035
16,000,000	5.250	02/01/37	16,000,000
15,000,000	5.250	02/01/46	14,828,700
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
2,000,000	5.000	04/01/37	1,978,500
California State Department Water Resources Supply RB Series A (FSA) (AAA/Aaa)
36,500,000	5.250	05/01/11	38,419,900
California State Department of Water Resources Supply RB Series A (AMBAC) (AAA/Aaa)(f)
10,000,000	5.500	05/01/14	10,796,600
California State Economic Recovery GO Bonds Series A (AA+/Aa3)(f)
16,250,000	5.250	01/01/12	17,525,652
25,000,000	5.250	07/01/14	26,963,750
California State Economic Recovery GO Bonds Series B (AA+/Aa3)(d)
25,000,000	5.000	07/01/08	25,314,750
California State GO Bonds for Various Purposes Series 2005 (AMBAC) (AAA/Aaa)
5,870,000	4.250	03/01/30	5,466,027
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.000	12/01/11	27,093,865
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A
7,440,000	5.400	11/01/27	7,512,391
6,000,000	5.500	11/01/38	6,064,500
California Statewide Communities Development Authority RB for Kaiser RMKT 08/01/06 Series 2001 C (A+)
3,750,000	5.250	08/01/31	3,861,037
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625	10/01/33	3,240,660
California Statewide Communities Development Authority RB for United Airlines Series 1997 A (GTY AGMT)(c)
62,000,000	5.700	10/01/33	22,264,200

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for Valleycare Health Systems Series 2007 A
$5,605,000	4.800%	07/15/17	$5,509,211
1,000,000	5.000	07/15/22	977,330
4,915,000	5.125	07/15/31	4,766,518
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2007 B (A+)
42,250,000	4.371	10/01/07	41,710,045
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.000	05/01/37	3,149,730
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 A (BBB)(e)
160,000,000	0.000	06/01/46	15,256,000
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 B (BBB-)(e)
35,000,000	0.000	06/01/46	3,218,250
Carlsbad Improvement Bond Act of 1915 Special Assessment for District No. 2003-01 Series 2004
3,305,000	6.000	09/02/34	3,410,562
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
4,000,000	4.375	09/02/26	3,788,960
Cathedral City Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
1,090,000	5.000	09/02/30	1,069,464
1,340,000	5.050	09/02/35	1,316,255
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.500	09/01/22	673,504
565,000	5.550	09/01/23	581,272
365,000	5.600	09/01/24	375,494
1,300,000	5.700	09/01/29	1,337,323
1,420,000	5.750	09/01/34	1,460,612
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.700	09/01/24	1,764,991
2,300,000	5.800	09/01/28	2,393,150
3,145,000	5.875	09/01/34	3,265,453
Del Mar Race Track Authority RB Series 2005 (BBB-)
2,300,000	5.000	08/15/25	2,304,485
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
14,500,000	5.000	06/01/45	14,828,860
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
165,620,000	5.000	06/01/45	166,467,974
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
46,385,000	5.000	06/01/45	47,437,012
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
32,000,000	5.000	06/01/45	32,203,840
Golden State Tobacco Securitization Corp. Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
30,300,000	5.125	06/01/47	28,293,231
56,000,000	5.750	06/01/47	57,361,920

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Series 2007 A-2 (BBB/Baa3)(e)
$40,000,000	0.000%	06/01/37	$28,672,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(e)
940,000,000	0.000	06/01/47	92,853,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(e)
307,000,000	0.000	06/01/47	29,174,210
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,411,741
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.500	10/01/15	2,270,723
2,000,000	5.500	10/01/19	2,017,060
Kaweah Delta Health Care District RB Series 2004 (A3)(a)
3,675,000	6.000	08/01/12	4,105,894
Lake Elsinore Improvement Bond Act 1915 Limited Obligation for Special Assessment District No. 93-1 Series 2000
1,865,000	7.000	09/02/30	1,991,167
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,435,890
690,000	5.050	09/01/35	686,895
Lincoln California Community Facilities District Special Tax No. 2003-1 Series 2004(a)
3,380,000	5.950	09/01/13	3,812,910
2,935,000	6.000	09/01/13	3,318,810
Long Beach Special Tax for Community Facilities District No. 6 Pike Series 2002
5,000,000	6.300	10/01/32	5,250,350
Los Angeles Community College District GO Bonds Series A (MBIA) (AAA/Aaa)(f)
5,000,000	5.500	08/01/14	5,331,019
Los Angeles Community College District GO Bonds Series A (MBIA) (AAA/Aaa)(f)
5,000,000	5.500	08/01/15	5,332,013
Los Angeles Community Facilities District Special Tax Escrow 4 Playa Vista Phase 1 Series 2003 (AMBAC) (AAA/Aaa)
12,325,000	4.750	09/01/31	12,339,174
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
935,000	9.250	08/01/24	939,095
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 A (B/Caa1)
5,000,000	7.125	12/01/24	5,498,800
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 B (AMT) (B/Caa1)
2,000,000	7.500	12/01/24	2,233,960
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B/Caa1)
810,000	6.125	12/01/07	813,281
11,520,000	7.000	12/01/12	12,232,397
70,425,000	7.500	12/01/24	78,663,316
Moorpark Community Facilities District No. 2004-1 Special Tax for Moorpark Highlands Series 2006
4,530,000	5.300	09/01/38	4,575,300
Morgan Stanley Co., Inc. Trust RB Residential Series 2006-1544 (AAA)(b)(e)
20,545,000	0.000	08/01/34	16,547,765

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
$1,660,000	5.200%	09/01/35	$1,652,646
Oakley Public Finance Authority RB Series 2004
1,365,000	5.875	09/02/24	1,385,284
1,910,000	6.000	09/02/28	1,940,465
2,405,000	6.000	09/02/34	2,440,714
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.750	09/01/25	1,552,635
Oxnard Union High School District GO Bonds Refunding Series 2001 A (MBIA) (AAA/Aaa)
225,000	5.800	02/01/18	250,848
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
650,000	5.250	09/02/16	663,091
Pomona Public Financing Authority RB for Water Facilities Project Series 2007 AY (AMBAC) (AAA)
3,985,000	5.000	05/01/42	4,121,446
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
3,050,000	5.125	09/01/35	3,043,564
Poway Unified School District Special Tax Community Facilities District No. 14 Area A Series 2006
1,770,000	5.125	09/01/26	1,775,664
5,000,000	5.250	09/01/36	5,050,100
Rancho Santiago Community College District GO Bonds Capital Appreciation for Election 2002 Series 2006 C (FSA) (AAA/Aaa)(e)
2,620,000	0.000	09/01/24	1,191,026
19,150,000	0.000	09/01/27	7,461,414
14,630,000	0.000	09/01/28	5,416,611
Roseville Community Facilities District Special Tax No. 1-Westpark Series 2005
3,500,000	5.200	09/01/36	3,494,645
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,155,000	5.000	09/01/24	1,156,317
995,000	5.000	09/01/29	991,010
3,025,000	5.100	09/01/35	3,024,879
San Joaquin Hills Transportation Corridor Agency RB Refunding Capital Appreciation Series 2007 A (MBIA) (AAA/Aaa)(e)
70,225,000	0.000	01/15/32	21,604,019
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
7,525,000	5.400	07/01/22	7,666,846
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB)(e)
17,000,000	0.000	06/01/36	3,449,810
15,000,000	0.000	06/01/41	2,268,450
30,000,000	0.000	06/01/47	3,238,800
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 B (BBB-)(e)
13,505,000	0.000	06/01/47	1,375,619
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 C (BB)(e)
160,600,000	0.000	06/01/56	7,941,670
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 D (B)(e)
82,250,000	0.000	06/01/56	3,136,192

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
$1,530,000	5.000%	09/01/25	$1,496,111
3,395,000	5.125	09/01/35	3,298,888
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.500	06/01/45	4,621,774
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
8,265,000	4.750	06/01/25	8,012,174
40,000,000	5.000	06/01/37	37,142,000
University of California Regents Medical Center RB Series 2007 A (MBIA) (AAA/Aaa)
7,370,000	4.500	05/15/37	7,054,785
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.000	09/01/34	4,173,200
Valley Health System COPS Refunding Project Series 1993 (B-)
19,715,000	6.875	05/15/23	19,737,475
Valley Health System Hospital RB for Refunding & Improvement Project Series 1996 A (B-)
2,040,000	6.500	05/15/15	2,026,250
5,770,000	6.500	05/15/25	5,650,330

			1,273,046,310

Colorado — 1.5%
Adams County Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(b)
6,605,000	8.990	02/01/31	7,658,894
Aspen Valley Hospital District RB Refunding Series 2007 (Baa3)
2,000,000	5.000	10/15/21	2,013,940
1,670,000	5.000	10/15/26	1,673,657
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
16,850,000	5.000	12/01/35	16,871,568
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.000	03/01/25	9,999,600
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	4,541,850
Denver City & County RB Refunding for United Air Lines Project Series 2007 A (B/Caa1)
30,000,000	5.250	10/01/32	29,141,400
25,000,000	5.750	10/01/32	25,853,250
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding Series 2004 (Radian) (AA/Aa3)
1,000,000	5.000	12/01/20	1,027,090
McKay Landing Metropolitan District No. 2 GO Bonds Limited Tax Series 2000(a)
1,500,000	7.500	12/01/10	1,659,795
McKay Landing Metropolitan District No. 2 GO Bonds Refunding Subseries 2004 A(a)
2,000,000	7.500	12/01/10	2,226,480
Park Meadows Business Improvement District RB Series 2007
475,000	5.300	12/01/27	479,669
720,000	5.350	12/01/31	727,056
Saddle Rock South Metropolitan GO Bonds Limited Mill Levy Obligation Series 2000(a)
3,000,000	7.200	06/01/10	3,258,780
Tablerock Metropolitan District Colorado GO Bonds Series 2003(a)
2,705,000	7.000	12/01/13	3,067,876

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
University of Colorado Hospital Authority RB Series 2006 A (Baa1)
$4,500,000	5.000%	11/15/37	$4,403,430
3,000,000	5.250	11/15/39	3,044,040
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,750,595

			119,398,970

Connecticut — 0.2%
Connecticut State GO Bonds Refunding Series C (AA/Aa3)(f)
10,450,000	5.500	12/15/13	11,442,598
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba3)
695,000	5.875	07/01/22	679,119

			12,121,717

Delaware — 0.1%
Bridgeville Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A
6,847,000	5.450	07/01/35	6,890,342
Bridgeville Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B
300,000	5.125	07/01/35	300,063
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
1,000,000	5.000	06/01/24	1,007,020
1,000,000	5.000	06/01/30	985,210
Delaware State Health Facilities Authority RB Refunding for Beebe Medical Center Project Series 2004 (BBB+/Baa1)
1,250,000	5.500	06/01/24	1,291,525

			10,474,160

District of Columbia — 0.6%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (AMT) (FNMA/GNMA) (AAA)
15,000	6.350	06/01/28	15,018
District of Columbia RB for Friendship Public Charter School RB Series 2006 (ACA) (A)
900,000	4.000	06/01/16	852,858
1,000,000	5.000	06/01/26	997,510
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,430,000	6.250	05/15/24	1,500,642
6,000,000	6.500	05/15/33	6,867,960
District of Columbia Tobacco Settlement Financing Corp. RB for Capital Appreciation Asset Backed Bonds Series 2006 A (BBB)(e)
388,560,000	0.000	06/15/46	37,033,654
District of Columbia Tobacco Settlement Financing Corp. RB for Capital Appreciation Asset Backed Bonds Series 2006 C (BB)(e)
27,000,000	0.000	06/15/55	1,109,160

			48,376,802

Florida — 29.4%
Aberdeen Community Development District Special Assessment Series 2005
13,000,000	5.500	05/01/36	13,077,350
Aberdeen Community Development District Special Assessment Series 2006-1
2,175,000	5.250	11/01/15	2,146,225
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A
4,745,000	6.300	05/01/35	5,008,822
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A
2,000,000	5.375	05/01/37	1,989,520

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Anthem Park Community Development District RB for Capital Improvement Series 2004
$2,765,000	5.800%	05/01/36	$2,834,263
Arborwood Community Development District Capital Special Assessment for Improvement Centex Homes Project Series 2006 A-1
41,435,000	5.500	05/01/36	41,253,100
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-2
28,395,000	5.250	05/01/36	27,254,373
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 B-2
5,900,000	5.100	05/01/16	5,785,481
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
28,965,000	5.350	05/01/36	28,461,588
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005
6,005,000	5.500	05/01/14	6,054,902
Arlington Ridge Community Development District Special Assessment Series 2006 A
10,330,000	5.500	05/01/36	10,426,276
Ave Maria Stewardship Community Development District Special Assessment Series 2006 A
5,000,000	5.125	05/01/38	4,715,900
Ballantrae Community Development District Special Assessment for Capital Improvement Series 2004
4,800,000	6.000	05/01/35	5,019,984
Bay Laurel Center Community Development District Special Assessment Indigo Series 2006
1,770,000	5.450	05/01/37	1,764,672
Baywinds Community Development District Special Assessment Series 2006 A
1,000,000	5.250	05/01/37	957,310
Baywinds Community Development District Special Assessment Series 2006 B
7,440,000	4.900	05/01/12	7,294,622
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	7,158,690
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B
6,045,000	5.800	05/01/34	6,138,637
Belmont Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
10,000,000	5.125	11/01/14	9,800,300
Bluewaters Community Development District Special Assessment Series 2004
2,925,000	6.000	05/01/35	3,104,858
Bobcat Trail Community Development District Special Assessment Refunding for Capital Improvement Series 2005
2,385,000	5.200	05/01/29	2,309,372
Bonita Springs Vasari Community Development District Special Assessment for Capital Improvement Series 2001 A
7,485,000	6.950	05/01/32	8,036,570
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
860,000	7.125	05/01/12	919,374
10,000,000	7.375	05/01/34	10,745,900
2,000,000	7.500	05/01/34	2,159,420
Brandy Creek Community Development District Special Assessment Series 2003 A
3,425,000	6.350	05/01/34	3,671,771
Brandy Creek Community Development District Special Assessment Series 2003 B
15,000	5.400	05/01/09	15,004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Brandy Creek Community Development District Special Assessment Series 2006 A
$2,715,000	5.600%	05/01/37	$2,728,276
Bridgewater Community Development District Special Assessment Series 2004 A
13,145,000	6.000	05/01/35	13,405,402
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005
3,500,000	5.750	05/01/35	3,642,520
Briger Community Development District Special Assessment Series 2002 A
2,860,000	6.750	05/01/33	3,087,656
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,600,000	6.125	05/01/35	1,670,416
Brooks of Bonita Springs II Community Development District Special Assessment for Capital Improvement Series 2000 A (AAA)(a)
5,700,000	7.000	05/01/08	5,943,048
Brooks of Bonita Springs II Community Development District Special Assessment for Capital Improvement Series 2003 A
1,565,000	6.125	05/01/34	1,661,999
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,050,000	6.700	05/01/31	1,120,004
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,790,000	6.850	05/01/31	2,991,131
Capital Region Community Development District Special Assessment for Capital Improvement Series 2002 A
11,630,000	6.700	05/01/32	12,618,550
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(a)(g)
3,000,000	8.950	10/01/12	3,643,740
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,515,000	5.600	05/01/36	3,532,188
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
5,915,000	5.375	05/01/35	5,801,609
Celebration Community Development District Special Assessment Series 2003 A
2,890,000	6.400	05/01/34	3,078,573
Century Gardens Community Development District Special Assessment Series 2004
2,315,000	5.900	05/01/34	2,397,622
CFM Community Development District Special Assessment for Capital Improvement Series 2004 A
21,325,000	6.250	05/01/35	22,388,904
CFM Community Development District Special Assessment for Capital Improvement Series 2004 B
1,725,000	5.875	05/01/14	1,769,660
Channing Park Community Development District Special Assessment Series 2007
5,240,000	5.300	05/01/38	4,961,756
City Center Community Development District Special Assessment Series 2005 A
7,235,000	6.125	05/01/36	7,383,245
City Center Community Development District Special Assessment Series 2007 A
8,480,000	6.000	05/01/38	8,455,408
Clearwater Cay Community Development District Special Assessment Series 2006 A
5,000,000	5.500	05/01/37	4,974,150

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Coconut Cay Community Development District of Special Assessment Series 2006
$2,955,000	5.375%	05/01/36	$2,939,752
Colonial Country Club Community Development District Florida Special Assessment for Capital Improvement Series 2003
10,930,000	6.400	05/01/33	11,699,363
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005
1,725,000	5.000	05/01/15	1,690,190
16,110,000	5.300	05/01/35	15,719,977
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A
2,325,000	5.850	05/01/35	2,393,239
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B
765,000	5.000	05/01/11	759,538
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-1
2,935,000	5.950	05/01/35	3,003,356
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-2
2,215,000	5.850	05/01/24	2,265,657
1,590,000	5.950	05/01/36	1,626,252
Connerton West Community Development District Special Assessment for Capital Improvement Series 2007 B
7,000,000	5.125	05/01/16	6,908,790
Copper Oaks Community Development District Special Assessment Series 2005 A
3,565,000	5.450	05/01/35	3,569,135
Copper Oaks Community Development District Special Assessment Series 2005 B
300,000	4.875	05/01/10	297,363
Cory Lakes Community Development District for Special Assessment Series 2001 A
485,000	8.375	05/01/17	516,360
Cory Lakes Community Development District for Special Assessment Series 2001 B
535,000	8.375	05/01/17	543,341
Country Greens Community Development District Special Assessment Series 2003
5,885,000	6.625	05/01/34	6,376,633
Covington Park Community Development District Refunding Special Assessment for Capital Improvement Series 2005 (A-)
1,000,000	5.000	05/01/31	991,680
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 A
1,095,000	6.250	05/01/34	1,178,340
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	104,936
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (MBIA) (AAA/Aaa)
1,875,000	4.750	10/01/36	1,879,388
Crossings at Fleming Island Community Development District Refunding Special Assessment Series 2000 C
4,295,000	7.050	05/01/15	4,505,670
Cutler Cay Community Development District Special Assessment Series 2004
4,485,000	6.125	05/01/24	4,794,600
2,480,000	6.300	05/01/34	2,675,771
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,710,000	6.000	05/01/34	1,787,378
Double Branch Community Development District Special Assessment Series 2002 A
10,715,000	6.700	05/01/34	11,733,675

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Double Branch Community Development District Special Assessment Series 2003 C
$5,000	5.125%	05/01/08	$4,995
Double Branch Community Development District Special Assessment Series 2005 A
965,000	5.350	05/01/34	948,740
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 A
1,905,000	5.375	05/01/37	1,895,018
Durbin Crossing Community Development District Special Assessment Series 2005 A
48,995,000	5.500	05/01/37	48,494,761
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,750,000	4.875	11/01/10	8,660,312
East Homestead Community Development District Special Assessment Series 2005
3,800,000	5.450	05/01/36	3,712,752
East Homestead Community Development District Special Assessment Revenue Series 2006 B
730,000	5.000	05/01/11	724,861
East Park Development District Special Assessment Series 2002
5,105,000	6.850	05/01/33	5,590,741
Easton Park Community Development District Special Assessment Series 2007

4,000,000	5.200	05/01/37	3,815,920
Enclave at Black Point Marina Community Development Special Assessment Series 2007 A
1,000,000	5.400	05/01/37	965,490
Enclave at Black Point Marina Community Development Special Assessment Series 2007 B
1,790,000	5.200	05/01/14	1,775,805
Escambia County Environmental Improvement RB Refunding for International Paper Co. Project Series 2006 A (BBB/Baa3)
12,250,000	5.000	08/01/26	11,813,287
Escambia County PCRB Refunding for International Paper Co. Series 2003 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,801,294
Fishhawk Community Development District II Special Assessment Series 2003 A
5,735,000	6.250	05/01/34	5,983,956
Fishhawk Community Development District II Special Assessment Series 2007 A
2,420,000	5.250	05/01/38	2,340,987
Fishhawk Community Development District II Special Assessment Series 2007 B
1,805,000	5.000	05/01/12	1,787,004
Fishhawk Community Development District II Tax Allocation Series 2004 A
2,395,000	6.125	05/01/34	2,497,314
Fleming Island Plantation Community Development District Special Assessment Series 2000 B (AAA)(a)
4,210,000	7.300	05/01/10	4,539,475
Flora Ridge Educational Facilities Benefit District Special Assessment Series 2007
3,460,000	5.300	05/01/37	3,336,374
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
1,885,000	4.850	05/01/11	1,847,112
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
250,000	5.500	07/01/08	250,493

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
$2,555,000	6.500%	05/01/33	$2,732,956
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
755,000	5.500	05/01/10	748,786
Gateway Services District Water & Sewer RB Refunding Series 2003
2,110,000	6.000	10/01/19	2,198,894
Glen St. Johns Community Development District Special Assessment BANS Series 2006
6,400,000	5.250	05/01/38	6,045,824
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.150	05/01/34	5,515,380
Grand Hampton Community Development District Special Assessment for Capital Improvement Series 2005
3,990,000	5.500	05/01/36	4,007,476
Grand Haven Community Development District RB Series 2003
30,000	5.200	11/01/07	29,977
Grand Haven Community Development District Special Assessment Series 2002
200,000	6.125	11/01/07	199,914
Grand Haven Community Development District Special Assessment Series 2004 B
20,000	5.000	05/01/09	20,000
Greater Lakes/Sawgrass Bay Community Development District Special Assessment Series 2006 A
4,500,000	5.500	05/01/38	4,440,420
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,920,000	7.000	05/01/33	3,150,855
Greyhawk Landing Community Development District Special Assessment Series 2002 B
265,000	6.250	05/01/09	266,529
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,375,000	6.700	05/01/33	4,749,806
Habitat Community Development Special Assessment Series 2004
4,745,000	5.850	05/01/35	4,881,276
Halifax Hospital Medical Center RB Series 1999 A (AAA)(a)
955,000	7.250	10/01/10	1,067,938
Hamal Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
1,870,000	4.750	05/01/31	1,880,023
Hamal Community Development District Special Assessment Series 2001 (AAA)(a)
3,725,000	6.750	05/01/11	4,127,598
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.500	05/01/37	6,026,140
Hammocks Community Development District Special Assessment Series 2005 B
890,000	4.875	11/01/10	881,136
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,230,000	7.000	05/01/33	2,389,423
Harbour Isles Community Development District Special Assessment Series 2004
4,255,000	6.125	05/01/35	4,436,774

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
$2,890,000	6.125%	05/01/34	$3,061,724
Heritage Bay Community Development District Special Assessment for Capital Improvement Series 2005
15,905,000	5.500	05/01/36	15,974,664
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,885,000	5.600	05/01/36	8,950,749
Heritage Harbor South Community Development District Special Assessment for Capital Improvement Series 2002 A
3,825,000	6.500	05/01/34	4,132,874
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,205,000	6.200	05/01/35	1,281,048
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
800,000	5.250	11/01/08	800,312
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,140,000	6.000	05/01/35	3,211,466
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
725,000	5.000	11/01/09	719,940
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.550	05/01/37	7,111,682
Heritage Isle at Viera Community Development District Special Assessment Series 2006
5,055,000	5.000	11/01/13	4,888,842
Heritage Lake Park Community Development District Special Assessment Series 2004 B
2,715,000	5.100	11/01/09	2,708,348
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,717,850
Heritage Landing Community Development District Special Assessment Series 2005
16,775,000	5.600	05/01/36	16,838,745
Heritage Park Community Development District Special Assessment Series 2004 A
5,755,000	6.300	05/01/35	6,056,389
Highlands Community Development District Special Assessment Series 2005
3,745,000	5.550	05/01/36	3,776,046
Highlands County Health Facilities Authority RB Refunding for Hospital Adventist Health System Series 2006 G (A+/A1)
32,980,000	5.125	11/15/32	33,086,196
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa1)
2,700,000	5.625	03/01/24	2,821,176
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,330,000	6.750	05/01/33	1,453,464
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,910,000	5.500	05/01/33	1,918,500
Indigo Community Development District Special Assessment for Capital Improvement Series 2005
8,885,000	5.750	05/01/36	9,005,392
Islands at Doral Florida Special Assessment Series 2003(a)
1,685,000	6.375	05/01/13	1,866,710
Islands at Doral III Community Development District Special Assessment Series 2004 A
10,715,000	5.900	05/01/35	10,970,231

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Islands at Doral Ne Community Development District Special Assessment Series 2004
$1,835,000	6.250%	05/01/34	$1,980,112
Islands at Doral Townhomes Community Development District Special Assessment Series 2007 A
2,390,000	6.250	05/01/38	2,389,713
Jacksonville Community Development District Special Assessment Series 2007 A
7,000,000	5.300	05/01/38	6,647,830
K-Bar Ranch Community Development District Special Assessment Series 2006
1,000,000	5.450	05/01/36	1,006,340
Keys Cove Community Development District Special Assessment Series 2004
1,190,000	5.875	05/01/35	1,226,366
Keys Cove Community Development District II Special Assessment Series 2005
2,855,000	5.500	05/01/36	2,874,414
Killarney Community Development District Special Assessment Series 2004 A
2,470,000	6.000	05/01/35	2,549,929
Killarney Community Development District Special Assessment Series 2004 B
2,320,000	5.125	05/01/09	2,314,873
Laguna Lakes Community Development District Florida RB Series 2003 A
2,355,000	6.400	05/01/33	2,526,844
Laguna Lakes Community Development District Florida RB Series 2003 B
5,000	5.250	11/01/07	4,996
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2006 A
4,000,000	5.300	05/01/38	3,835,320
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,275,000	7.450	05/01/22	2,431,065
3,625,000	7.500	05/01/32	3,868,673
Lakes by the Bay South Community Development District RB Series 2004 A
7,220,000	6.100	05/01/23	7,563,600
4,955,000	6.250	05/01/34	5,205,426
Lakes by the Bay South Community Development District RB Series 2004 B
3,910,000	5.300	05/01/09	3,905,152
Lakewood Ranch Community Development District No. 4 RB Series 2004
2,080,000	5.950	05/01/34	2,136,867
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A(a)
4,070,000	6.700	05/01/11	4,342,771
Lakewood Ranch Community Development District No. 6 RB Series 2004 A
5,705,000	6.125	05/01/34	6,007,650
Lakewood Ranch Community Development District No. 6 Special Assessment Series 2005 A
8,385,000	5.700	05/01/36	8,420,636
Lakewood Ranch Stewardship District BANS Series 2007
28,645,000	6.500	06/01/09	28,875,019
Lakewood Ranch Stewardship District Special Assessment for Country Club East Project Series 2006
23,000,000	5.400	05/01/37	22,174,070
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,460,000	4.875	08/01/10	4,404,518

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
$8,620,000	5.000%	05/01/13	$8,480,097
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
14,795,000	5.500	05/01/36	14,521,145
Landmark at Doral Community Development District Special Assessment Series 2006 A
4,000,000	5.500	05/01/38	4,003,760
Lee County IDA Health Care Facilities RB for Shell Point Alliance Obligation Group Series 2006 (BBB-)
3,750,000	5.000	11/15/32	3,594,000
13,750,000	5.125	11/15/36	13,313,575
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BBB-)
4,000,000	5.000	11/15/22	3,924,320
10,000,000	5.000	11/15/29	9,698,600
Legends Bay Community Development District RB Series 2007 A
2,725,000	5.875	05/01/38	2,729,714
Legends Bay Community Development District RB Series 2007 B
1,000,000	5.500	05/01/14	1,002,700
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,700,375
Live Oak Community Development District No. 1 Special Assessment Series 2003 A
4,290,000	6.300	05/01/34	4,581,892
Live Oak Community Development District No. 1 Special Assessment Series 2003 B
160,000	5.300	05/01/08	160,021
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,990,000	5.850	05/01/35	8,852,003
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
7,835,000	5.000	11/01/09	7,765,660
Longleaf Community Development District Special Assessment Refunding Series 2005
6,020,000	5.400	05/01/30	6,011,632
Longleaf Community Development District Special Assessment Refunding Series 2006
2,930,000	5.375	05/01/30	2,897,506
Longleaf Community Development District Special Assessment Series 2001
625,000	7.250	05/01/09	629,569
Maple Ridge Community Development District Special Assessment Series 2000 A
1,485,000	7.150	05/01/31	1,579,921
Marshall Creek Community Development District Special Assessment Series 2002
2,815,000	6.625	05/01/32	3,035,583
Meadow Pines Community Development District Tax Allocation Series 2004 A
6,895,000	6.250	05/01/34	7,234,579
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,780,000	6.850	05/01/33	2,980,410
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,820,000	6.400	05/01/34	4,098,745

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
$970,000	6.000%	05/01/35	$1,026,464
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,665,000	6.300	05/01/34	2,786,551
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005
4,455,000	5.250	05/01/15	4,432,502
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
2,965,000	6.000	05/01/36	3,070,406
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,445,000	6.800	05/01/31	4,742,237
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
455,000	6.950	05/01/31	470,161
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,420,000	6.850	05/01/31	1,522,368
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,840,000	6.375	05/01/34	5,184,705
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,715,000	5.500	05/01/10	1,716,355
Mediterranea Community Development District Special Assessment Series 2006 A
1,550,000	5.600	05/01/37	1,563,919
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.375	11/15/28	7,849,542
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
4,265,000	6.125	11/15/11	4,550,755
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	15,159,512
Middle Village Community Development District Special Assessment Series 2004 A
5,555,000	5.800	05/01/22	5,684,987
15,620,000	6.000	05/01/35	16,263,700
Middle Village Community Development District Special Assessment Series 2004 B
720,000	5.000	05/01/09	717,574
Middle Village Community Development District Special Assessment Series 2004 C
305,000	5.125	05/01/09	304,658
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.375	05/01/36	949,517
Montecito Community Development District Special Assessment Series 2006 A
1,900,000	5.500	05/01/37	1,894,300
Monterey/Congress Community Development District Special Assessment Series 2005 A
3,990,000	5.375	05/01/36	3,969,412
Monterra Community Development District Special Assessment Series 2005 A
25,610,000	5.500	05/01/36	24,926,469
Monterra Community Development District Special Assessment Series 2005 B
30,000,000	5.000	11/01/10	29,791,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Monterra Community Development District Special Assessment Series 2006 B
$33,500,00	5.125%	11/01/14	$32,931,170
Moody River Estates Community Development District Special Assessment for Capital Improvement Series 2005
8,875,000	5.350	05/01/36	8,645,492
Myrtle Creek Improvement District Special Assessment Series 2006 A
23,000,00	5.200	05/01/37	22,123,470
Narcoossee Community Development District Special Assessment Series 2002 A
4,670,000	6.850	05/01/33	5,116,779
Naturewalk Community Development District Florida Special Assessment Series 2007 A
4,000,000	5.500	05/01/38	3,817,360
Naturewalk Community Development District Florida Special Assessment Series 2007 B
2,000,000	5.300	05/01/16	1,970,980
New Port Tampa Bay Community Development District Special Assessment Series 2006 A
1,000,000	5.875	05/01/38	1,013,880
New River Community Development District Special Assessment Series 2006 A
2,000,000	5.350	05/01/38	1,915,580
New River Community Development District Special Assessment Series 2006 B
5,500,000	5.000	05/01/13	5,402,760
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,555,000	5.375	05/01/24	2,562,001
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,880,000	5.500	05/01/35	5,908,871
North Springs Improvement District Special Assessment for Heron Bay North Assessment Area Series 2006 A
2,550,000	5.200	05/01/27	2,476,254
North Springs Improvement District Special Assessment for
Parkland Golf Country Club Series 2005 A-1
7,755,000	5.450	05/01/26	7,682,413
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
3,945,000	5.500	05/01/26	3,863,339
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
2,750,000	5.125	05/01/15	2,714,388
Oak Creek Community Development District Special Assessment Series 2004
1,725,000	5.800	05/01/35	1,770,971
Oakmont Grove Community Development District Special Assessment Series 2007 A
3,000,000	5.400	05/01/38	2,884,140
Oakstead Community Development District RB for Capital Improvement Series 2002 A (AAA)(a)
4,565,000	6.875	05/01/12	5,041,723
Oakstead Community Development District Special Assessment Series 2006 A-1 (MBIA) (AAA/Aaa)
2,000,000	4.500	05/01/32	1,927,540
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,640,000	5.900	05/01/35	6,817,155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 B
$2,400,000	5.375%	05/01/14	$2,395,368
Orange County Health Facilities Authority RB for 1st Mortgage Orlando Lutheran Tower Series 2007
1,000,000	5.500	07/01/32	985,150
1,750,000	5.500	07/01/38	1,710,993
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,771,601
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,096,403
1,000,000	5.700	07/01/26	1,010,080
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2001 A
7,615,000	6.950	05/01/33	8,176,149
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
930,000	6.000	05/01/20	976,844
4,500,000	6.250	05/01/34	4,724,505
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,245,000	6.125	05/01/35	2,365,557
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
5,470,000	5.125	05/01/09	5,459,169
Palm Beach County Plantation Community Development District Special Assessment Series 2004 A
6,980,000	6.250	05/01/34	7,490,517
Palm Coast Park Community Development District Special Assessment Series 2006
10,000,000	5.700	05/01/37	10,048,100
Palm Glades Community Development District Special Assessment Series 2006 A
1,295,000	5.300	05/01/36	1,250,802
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
3,880,000	5.750	05/01/35	3,931,488
Panther Trace Community Development District Special Assessment Series 2002 A
1,625,000	7.250	05/01/33	1,785,371
Panther Trace II Community Development District Special Assessment Series 2005 A
6,760,000	5.600	05/01/35	6,770,613
Panther Trace II Community Development District Special Assessment Series 2006
11,265,000	5.125	11/01/13	11,178,147
Panther Trails Community Development District Special Assessment Series 2005
3,760,000	5.600	05/01/36	3,801,999
Park Place Community Development District Special Assessment Series 2003
4,420,000	6.375	05/01/34	4,650,238
Parker Road Community Development District Special Assessment Series 2007 A
2,500,000	5.600	05/01/38	2,444,900
Parklands Lee Community Development District Special Assessment Series 2004 A
3,895,000	5.800	05/01/35	3,957,242
Parklands Lee Community Development District Special Assessment Series 2004 B
260,000	5.125	05/01/11	258,799

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Parklands West Community Development District Special Assessment Series 2001 A
$3,260,000	6.900%	05/01/32	$3,494,753
Parkway Center Community Development District Special Assessment Series 2000 A
472,611	8.250	05/01/31	506,814
Paseo Community Development District Capital Improvement RB Series 2005 A
10,470,000	5.400	05/01/36	10,378,492
Pier Park Community Development District RB for Capital Improvement Series 2002 1
10,125,000	7.150	05/01/34	10,865,137
Pine Island Community Development District RB Series 2004
3,980,000	5.300	11/01/10	3,955,125
Pine Island Community Development District Special Assessment Series 2004
11,520,000	5.750	05/01/35	11,801,434
Poinciana Community Development District Special Assessment Series 2000 A
5,580,000	7.125	05/01/31	5,868,430
Portico Community Development District Special Assessment for Capital Improvement Series 2006
4,720,000	5.450	05/01/37	4,722,832
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.650	05/01/35	1,035,470
Renaissance Community Development District Special Assessment for Capital Improvement Series 2002 A
7,005,000	7.000	05/01/33	7,654,223
Renaissance Community Development District Special Assessment for Capital Improvement Series 2002 B
225,000	6.250	05/01/08	225,761
Reunion East Community Development District Special Assessment Series 2002 A
18,355,000	7.200	05/01/22	20,340,827
2,450,000	7.375	05/01/33	2,722,048
Reunion East Community Development District Special Assessment Series 2002 B
165,000	5.900	11/01/07	164,993
Reunion East Community Development District Special Assessment Series 2005
12,740,000	5.800	05/01/36	12,994,800
Reunion West Community Development District Special Assessment Series 2004
25,205,000	6.250	05/01/36	26,198,077
Ridgewood Trails Community Development District Special Assessment Series 2007 A
2,305,000	5.650	05/01/38	2,298,108
River Bend Community Development District Special Assessment for Capital Improvement Series 2005
8,755,000	5.450	05/01/35	8,667,713
River Hall Community Development District Special Assessment for Capital Improvement Series 2005
6,895,000	5.450	05/01/36	6,898,241
Rivercrest Community Development District Special Assessment Series 2001 (AAA)(a)
5,290,000	7.000	05/01/11	5,921,203
Riverside Park Community Development District Special Assessment Series 2004
1,915,000	6.125	05/01/34	2,052,880
Riverwood Estates Community Development District Special Assessment Series 2006 A
9,500,000	5.350	05/01/37	8,987,760

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Saddlebrook Community Development District Special Assessment Series 2001 A
$4,905,000	6.900%	05/01/33	$5,266,891
Saddlebrook Community Development District Special Assessment Series 2001 B
10,000	6.250	05/01/09	10,030
Sail Harbour Community Development District Special Assessment Series 2005 A
6,870,000	5.500	05/01/36	6,915,479
Sampson Creek Community Development District Special Assessment Series 2000 A (AA)(a)
2,150,000	6.950	05/01/10	2,307,015
Sandy Creek Community Development District Special Assessment Refunding Series 2007 A
7,515,000	5.700	05/01/37	7,539,799
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B
9,045,000	5.500	05/01/15	9,066,798
Sarasota National Community Development District Special Assessment Series 2007
15,700,000	5.300	05/01/39	15,014,381
Seven Oaks Community Development District I RB Series 2002
205,000	5.600	11/01/07	204,729
Seven Oaks Community Development District II RB Series 2003 A
4,530,000	6.400	05/01/34	4,825,583
Seven Oaks Community Development District II Special Assessment Series 2004 A
4,725,000	5.875	05/01/35	4,810,806
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,895,000	5.000	05/01/09	1,890,793
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006
2,000,000	5.750	05/01/15	2,037,300
4,000,000	6.100	05/01/25	4,158,800
15,000,000	6.125	05/01/37	15,360,000
Six Mile Creek Community Development District Special Assessment Series 2007
1,500,000	5.650	05/01/22	1,499,850
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1
230,000	5.125	11/01/09	229,653
South Fork Community Development District RB Series 2003
2,420,000	6.150	05/01/33	2,572,992
South Fork Community Development District RB Series 2004 A-1
505,000	5.900	05/01/34	510,575
South Fork Community Development District RB Series 2004 A-2
1,775,000	5.900	05/01/35	1,804,146
South Fork East Community Development District Special Assessment for Capital Improvement Series 2005
8,875,000	5.350	05/01/36	8,720,752
South Village Community Development District RB for Capital Improvement Series 2005 A
13,135,000	5.700	05/01/35	13,248,749
South-Dade Venture Community Development District Special Assessment Series 2004
2,575,000	6.000	05/01/24	2,676,429
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,180,000	5.800	05/01/35	8,314,806
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004
3,470,000	5.850	05/01/34	3,535,618

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Spicewood Community Development District Special Assessment Series 2003 A
$2,890,000	6.100%	05/01/34	$3,065,568
Split Pine Community Development District Special Assessment Series 2007 A
12,000,000	5.250	05/01/39	11,013,840
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
4,840,000	6.125	05/01/34	5,088,050
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
375,000	5.300	05/01/10	373,635
St. Lucie County School Board COPS Series 2007 (MBIA) (Aaa)
1,835,000	4.500	08/15/32	1,768,206
Sterling Hill Community Development District Special Assessment Series 2003 A
4,000,000	6.200	05/01/35	4,242,200
Sterling Hill Community Development District Special Assessment Series 2003 B
930,000	5.500	11/01/10	932,790
Stonegate Community Development District Special Assessment Series 2004
2,245,000	6.125	05/01/34	2,406,640
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,445,000	5.900	05/01/34	3,612,461
Stoneybrook South Community Development District Special Assessment Series 2007 A
3,000,000	5.800	05/01/39	2,999,700
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	962,230
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,690,000	6.800	10/01/32	6,881,133
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,525,000	6.900	10/01/34	4,663,420
Sumter Landing Community Development District Recreational RB Subseries 2005 B
6,475,000	5.700	10/01/38	6,495,396
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,225,000	5.875	05/01/34	5,418,691
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
100,000	5.000	05/01/15	97,858
The Quarry Community Development District Special Assessment Series 2005 A-1
54,575,000	5.500	05/01/36	54,783,476
The Quarry Community Development District Special Assessment Series 2005-A2
5,255,000	5.250	05/01/36	5,022,098
The Quarry Community Development District Special Assessment Series 2006
64,000,000	5.250	05/01/16	63,596,160
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
4,715,000	5.350	05/01/35	4,614,523
Thousand Oaks Community Development District Special Assessment Series 2005 A-2
985,000	5.350	05/01/36	962,306

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Tisons Landing Community Development District Special Assessment Series 2005 A
$2,600,000	5.625%	05/01/37	$2,606,864
Tisons Landing Community Development District Special Assessment Series 2005 B
4,000,000	5.000	11/01/11	3,968,040
Tolomato Community Development District Special Assessment Series 2006
65,500,000	5.400	05/01/37	64,070,790
Tomoka Community Development District RB Series 2004 A
8,045,000	6.100	05/01/35	8,324,805
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
9,760,000	6.000	05/01/36	10,041,966
Trails Community Development District Special Assessment Series 2007
8,000,000	5.375	05/01/38	7,759,440
Turnbull Creek Community Development District Special Assessment Series 2005
6,820,000	5.800	05/01/35	6,944,874
University Place Community Development District Special Assessment Series 2001 A
1,625,000	7.000	05/01/32	1,764,848
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,735,000	6.750	05/01/34	4,038,730
Verandah East Community Development District Special Assessment for Capital Improvement Series 2006 A
2,000,000	5.400	05/01/37	2,002,580
Verandahs Community Development District Special Assessment Series 2006 A
2,960,000	5.250	05/01/36	2,824,728
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 A
8,000,000	5.375	05/01/37	7,833,040
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 B
8,670,000	5.000	11/01/12	8,563,272
6,990,000	5.000	11/01/13	6,890,113
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,800,000	5.850	05/01/35	6,975,712
Verona Walk Community Development District Special Assessment for Capital Improvement Series 2006
9,520,000	5.375	05/01/37	9,470,115
Village Center Community Development District Recreational RB Subseries 1998 B
1,820,000	8.250	01/01/17	1,860,641
Village Center Community Development District Recreational RB Subseries 1998 C
2,020,000	7.375	01/01/19	2,079,651
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	4,277,861
Village Center Community Development District Recreational RB Subseries 2004 B
5,570,000	5.875	01/01/15	5,744,954
Village Community Development District No. 3 Special Assessment Series 2002
6,400,000	6.500	05/01/32	6,928,448
Village Community Development District No. 4 RB Series 2002
3,510,000	6.875	05/01/22	3,832,534
5,285,000	6.950	05/01/32	5,763,768

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Community Development District No. 4 Special Assessment Series 2000
$2,290,000	7.150%	05/01/18	$2,461,292
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.500	05/01/33	541,545
Village Community Development District No. 5 Special Assessment Series 2002 A
15,010,000	6.500	05/01/33	16,101,677
Village Community Development District No. 5 Special Assessment Series 2003 A
3,515,000	6.000	05/01/22	3,717,956
19,955,000	6.100	05/01/34	21,156,890
Village Community Development District No. 6 Special Assessment Series 2004
5,000,000	5.625	05/01/22	5,146,400
41,955,000	5.800	05/01/35	43,566,911
Village Community Development District No. 6 Special Assessment Series 2007 A
42,015,000	5.250	05/01/37	41,760,809
Village Community Development District No. 7 Special Assessment Series 2006
88,195,000	5.375	05/01/36	86,230,015
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
3,130,000	5.400	05/01/20	3,104,146
12,700,000	5.700	05/01/35	12,723,368
Villagewalk of Bonita Springs Community Development District Special Assessment Series 2005
5,430,000	5.600	05/01/36	5,473,712
Villagewalk of Bonita Springs Community Development Special Assessment Series 2007
6,000,000	5.150	05/01/38	5,698,200
Villasol Community Development District RB Series 2003 A
4,015,000	6.600	05/01/34	4,326,765
Villasol Community Development District RB Series 2003 B
190,000	5.375	05/01/08	190,129
Vista Community Development District Special Assessment Series 2006 A
3,170,000	5.375	05/01/37	3,030,774
Vista Lakes Community Development District RB Refunding Series 2007 A-2 (Radian) (AA/Aa3)
1,000,000	5.000	05/01/34	1,006,830
Vista Lakes Community Development District RB Series 2002 A(a)
3,570,000	6.750	05/01/12	3,975,338
Vizcaya Community Development District BANS Series 2007
15,000,000	6.500	12/20/07	15,022,050
Walnut Creek Community Development District Special Assessment Series 2000 A
3,610,000	7.300	05/01/21	3,847,791
Waterchase Community Development District RB for Capital Improvement Series 2001 A(a)
2,770,000	6.700	05/01/11	3,010,713
Watergrass Community Development District Special Assessment Series 2005 A
6,145,000	5.500	05/01/36	6,126,811
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
915,000	6.950	05/01/31	984,055
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2005
2,000,000	5.300	05/01/36	1,967,920

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B
$1,000,000	5.000%	11/01/12	$987,690
Wentworth Estates Community Development District Special Assessment Series 2006 A
15,000,000	5.625	05/01/37	15,153,150
Wentworth Estates Community Development District Special Assessment Series 2006 B
8,595,000	5.125	11/01/12	8,501,400
West Villages Improvement District Special Assessment Series 2007
10,000,000	5.500	05/01/38	9,640,300
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,500,000	5.500	05/01/37	12,142,625
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,200,000	6.000	05/01/23	4,357,248
24,245,000	6.125	05/01/35	25,225,225
Westside Community Development District Special Assessment Series 2005
5,000,000	5.650	05/01/37	5,005,700
Winter Garden Village at Fowler Groves Community Development District Special Assessment Series 2006
2,000,000	5.650	05/01/37	2,019,040
World Commerce Community Development District Special Assessment Series 2004 A-1
965,000	6.250	05/01/22	1,008,811
500,000	6.500	05/01/36	525,985
World Commerce Community Development District Special Assessment Series 2004 A-2
2,930,000	6.125	05/01/35	3,043,918
World Commerce Community Development District Special Assessment Series 2007
3,500,000	5.500	05/01/38	3,393,740
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.375	05/01/34	2,672,900
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,400,000	5.600	05/01/36	11,441,496
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B
2,000,000	5.250	05/01/13	1,997,180

			2,387,282,330

Georgia — 0.4%
Atlanta Tax Allocation for Atlantic Station Project Series 2001
9,210,000	7.750	12/01/14	10,051,702
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,255,830
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	1,102,393
2,250,000	5.600	01/01/30	2,307,645
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB+/Baa1)
3,675,000	5.500	01/01/34	3,754,343
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.850	06/01/09	5,823,432

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998(c)
$3,900,000	5.450%	05/01/23	$527,670
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A
2,530,000	5.250	11/01/28	2,504,219
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,815,590
Georgia State Housing & Finance Authority RB for Residential Series 2007-1836 (AAA)(b)
2,380,000	7.360	12/01/37	2,099,731

			31,242,555

Guam — 0.1%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
1,000,000	5.000	10/01/15	1,044,890
1,000,000	5.000	10/01/17	1,041,720
2,825,000	5.000	10/01/23	2,906,388
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.375	11/15/13	5,024,700

			10,017,698

Hawaii — 0.3%
Hawaii Airport System RB (AMT) (FGIC) (AAA/Aaa)(f)
10,000,000	5.750	07/01/15	10,579,200
Hawaii State Department of Transportation Special Facilities RB for Continental Airlines, Inc. Series 1997 (AMT) (B/B3)
10,045,000	5.625	11/15/27	10,113,406
Hawaii State Department of Transportation Special Facilities RB Refunding for Continental Airlines, Inc. Series 2000 (AMT) (B/B3)
1,910,000	7.000	06/01/20	2,013,465
Hawaii County Improvement District No.17 Special Assessment Kaloko Subdivision Series 2001
2,200,000	7.375	08/01/11	2,228,446

			24,934,517

Idaho — 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	1,301,807
1,000,000	5.250	09/01/26	996,380
3,335,000	5.250	09/01/37	3,275,470

			5,573,657

Illinois — 1.8%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,283,880
Chicago Illinois Tax Allocation for Central Loop Redevelopment Series 2000 A
6,550,000	6.500	12/01/07	6,595,981
Chicago Illinois Tax Allocation for Central Loop Redevelopment Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,064,420
Chicago O’Hare International Airport RB Refunding for American Airlines Series 2007 (Caa1)
26,000,000	5.500	12/01/30	25,331,280
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
1,850,000	6.250	10/01/32	1,921,244
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
250,000	5.400	03/01/16	252,518
1,450,000	5.625	03/01/36	1,483,075

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Aaa)(a)
$8,000,000	6.250%	05/01/12	$8,873,120
Illinois Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (B+/Ba1)(d)
6,050,000	5.500	02/28/14	6,048,971
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A
4,500,000	5.750	05/15/31	4,536,405
Illinois Finance Authority RB Residual Series 2007-1969 (FNMA) (AAA)(b)
2,750,000	4.875	06/01/27	2,434,823
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB+)
2,500,000	5.000	02/15/15	2,500,500
6,000,000	5.375	02/15/25	6,027,540
4,000,000	5.625	02/15/37	4,030,400
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
22,740,000	6.750	10/01/46	22,101,006
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	5,563,432
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	4,469,130
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.000	06/01/24	7,020,313
5,760,000	5.125	06/01/35	5,857,459
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries Series 2004 B (Baa3)
2,075,000	5.000	06/01/24	2,097,576
4,000,000	5.375	06/01/35	4,078,600
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa2)(a)
2,000,000	6.000	07/01/11	2,150,900
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,884,889
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,100,000	5.000	08/15/21	1,112,980
1,900,000	5.125	08/15/19	1,949,001
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,750,000	6.000	03/01/36	4,790,422
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
4,420,000	5.000	03/01/16	4,414,475
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,200,000	5.750	03/01/36	4,159,050

			148,033,390

Indiana — 1.8%
Anderson Indiana Economic Development Revenue Refunding & Improvement RB for Anderson University Project Series 2007 (BBB-)
1,355,000	5.000	10/01/24	1,357,995
2,060,000	5.000	10/01/28	2,044,447
1,500,000	5.000	10/01/32	1,474,590

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
$5,000,000	5.125%	08/01/29	$4,977,150
8,760,000	5.250	08/01/36	8,847,512
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
10,000,000	5.000	02/15/36	9,939,600
42,120,000	5.000	02/15/39	41,986,480
Indiana Health & Educational Facilities Financing Authority Hospital RB for Schneck Memorial Hospital Project Series 2006 A (A-)
1,000,000	5.250	02/15/30	1,030,480
2,550,000	5.250	02/15/36	2,615,153
Indiana Health & Educational Facilities Financing Authority RB Series 2007 (BBB-)
10,000,000	5.500	03/01/37	10,095,900
Indiana Health Facility Financing Authority RB Series 2001 A (BBB-)(a)
1,135,000	6.375	08/01/11	1,249,033
Indiana Health Facility Financing Authority RB Unrefunded Balance Series 2001 A (BBB-)
365,000	6.375	08/01/31	385,477
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
10,560,000	5.100	01/15/17	10,822,310
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(c)
10,000,000	6.500	11/15/31	1,600,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,601,025
Lake County Indiana GO Bonds Series 2007
18,500,000	5.000	01/15/17	18,513,320
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007
2,000,000	5.500	09/01/27	1,990,280
8,750,000	5.700	09/01/37	8,782,812
7,500,000	5.750	09/01/42	7,522,350
9,000,000	5.800	09/01/47	9,019,890

			146,855,804

Iowa — 0.3%
Carroll County Iowa Hospital Revenue RB for St. Anthony Regional Hospital Project Series 2006 A (Baa3)
1,200,000	5.000	11/01/31	1,208,388
Coralville COPS Series 2006 D (A2)
2,250,000	5.250	06/01/26	2,330,190
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (Baa1)
850,000	5.000	06/01/47	824,254
500,000	5.125	06/01/39	498,795
Iowa Finance Authority Health Facilities RB Refunding for Development of Care Initiatives Project Series 2006 A (BBB-)
4,250,000	5.500	07/01/25	4,388,763
Iowa Finance Authority RB for Single Family Mortgage Series 2007 (FNMA/GNMA) (AAA)(b)
1,200,000	9.035	07/01/37	1,047,372
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E
1,355,000	5.750	05/15/31	1,361,043

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Iowa — (continued)
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
$6,750,000	5.500%	06/01/42	$6,741,022
9,845,000	5.625	06/01/46	9,896,785

			28,296,612

Kansas — 0.5%
Labette Hospital RB Refunding and Improvement Series 2007 A
1,400,000	5.750	09/01/29	1,446,424
1,100,000	5.750	09/01/37	1,132,153
Lawrence Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
1,500,000	5.125	07/01/36	1,509,000
Olathe Senior Living Facilities RB Refunding for Aberdeen Village, Inc. Series 2005 A
4,250,000	5.600	05/15/28	4,281,110
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	730,708
1,565,000	5.125	09/01/28	1,559,929
Salina Hospital RB Refunding & Improvement for Salina Regional Health Series 2006 (A1)
1,000,000	4.500	10/01/26	958,450
1,000,000	4.625	10/01/31	949,920
825,000	5.000	10/01/36	824,942
Wyandotte County/Kansas City Unified Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005 (BBB-)
8,060,000	4.750	12/01/16	8,261,097
20,600,000	5.000	12/01/20	21,153,522

			42,807,255

Kentucky — 0.5%
Kentucky Economic Development Finance Authority RB for
Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	505,850
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (MBIA) (AAA/Aaa)(e)
1,720,000	0.000	10/01/22	828,077
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)(a)
2,250,000	6.000	10/01/13	2,525,490
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
4,500,000	6.000	10/01/18	4,998,690
Louisville & Jefferson County Metropolitan Government Health Systems RB for Norton Healthcare, Inc. Series 2006 (A-)
28,510,000	5.000	10/01/30	28,276,218
Warren County Kentucky RB Refunding for Community Hospital Corp. Project Series 2007 A (BBB+)
1,000,000	4.500	08/01/31	901,850
1,750,000	5.000	08/01/26	1,737,277
1,000,000	5.000	08/01/29	982,970

			40,756,422

Louisiana — 0.9%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
6,260,000	5.000	11/01/18	6,148,697
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
4,515,000	4.750	03/01/19	4,280,130

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Hodge Utility RB Series 2003 (AMT) (CCC+)
$6,750,000	7.450%	03/01/24	$8,029,868
Rapides Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Projects Series 2007 A (BBB/Baa3)
7,000,000	4.625	03/01/27	6,338,360
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
17,225,000	5.500	05/15/30	17,928,641
28,575,000	5.875	05/15/39	30,259,210

			72,984,906

Maine — 0.1%
Jay Maine Solid Waste Disposal RB for International Paper Co. Project Series 1999 B (BBB/Baa3)

6,000,000	6.200	09/01/19	6,239,940

Maryland — 1.4%
Annapolis Maryland Economic Development Corp. RB for St. Johns College Facilities Series 2007 B (BBB+)
2,465,000	5.000	10/01/36	2,486,347
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	605,208
15,155,000	5.875	09/01/39	15,909,416
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	4,851,409
Baltimore Maryland Special Obligation for Harborview Lot No. 2 Special Tax Series 2003
3,000,000	6.500	07/01/31	3,183,690
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	4,091,212
Frederick County Maryland Educational Facilities Revenue RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
1,500,000	4.500	09/01/25	1,419,915
2,590,000	5.000	09/01/30	2,582,852
Maryland State Economic Development Corp. RB for Towson University Project Series 2007 A (BBB-)
500,000	5.000	07/01/39	482,220
1,250,000	5.250	07/01/37	1,257,613
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB)(d)
2,000,000	4.600	04/01/16	1,951,060
Maryland State Health & Higher Educational Facilities Authority RB for Carroll Hospital Center Series 2006 (Baa1)
1,000,000	4.500	07/01/26	935,090
1,500,000	5.000	07/01/36	1,486,335
4,000,000	5.000	07/01/40	3,948,920
Maryland State Health & Higher Educational Facilities Authority RB for Edenwald Series 2006 A
1,000,000	5.400	01/01/31	1,023,380
1,100,000	5.400	01/01/37	1,123,584
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
1,000,000	5.300	01/01/37	978,090
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2007 (BBB+/A3)
32,795,000	5.250	05/15/46	33,160,336

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/A3)
$4,500,000	5.375%	08/15/24	$4,688,235
10,750,000	5.500	08/15/33	11,116,682
1,000,000	5.750	08/15/16	1,069,040
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
965,000	4.500	07/01/22	922,251
1,000,000	4.500	07/01/35	899,370
4,700,000	4.750	07/01/34	4,473,648
Prince Georges County Special Obligation for National Harbor Project RMKT 09/21/05 Series 2004
1,890,000	4.700	07/01/15	1,871,365
4,750,000	5.200	07/01/34	4,722,497
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
1,500,000	5.250	07/01/35	1,507,875
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	4,165,800

			116,913,440

Massachusetts — 0.6%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	2,278,784
2,000,000	5.625	04/01/29	2,032,500
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2007 A
2,850,000	5.750	11/15/42	2,891,695
Massachusetts GO Bonds Series C (FSA) (AAA/Aaa)(f)
10,000,000	5.375	12/01/14	10,537,525
Massachusetts Health & Educational Facilities Authority RB for Civic Investments Series 2002 A(a)
2,800,000	9.000	12/15/12	3,330,320
Massachusetts Health & Educational Facilities Authority RB for Civic Investments Series 2002 B(a)
2,000,000	9.200	12/15/12	2,527,780
Massachusetts Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
1,750,000	5.000	07/15/22	1,728,020
2,750,000	5.000	07/15/27	2,681,470
3,250,000	5.000	07/15/32	3,124,940
2,750,000	5.000	07/15/37	2,623,967
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	7,620,059
Massachusetts Health & Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
5,400,000	6.000	10/01/23	5,410,152
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,047,580
1,000,000	5.700	10/01/34	1,044,690

			48,879,482

Michigan — 0.8%
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,432,640
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
3,570,000	5.375	07/01/28	3,399,782
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 2003 (Ba1)
1,650,000	5.500	07/01/08	1,656,006

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
$415,000	5.000%	05/15/25	$409,676
400,000	5.000	05/15/30	390,404
1,000,000	5.000	05/15/37	965,390
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.000	05/15/26	1,506,086
2,000,000	5.000	05/15/34	1,942,360
Michigan State Strategic Fund Solidwaste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
10,000,000	4.625	12/01/12	9,964,400
Midland County Economic Development RB Refunding for Sub-Ltd. Obligation-Midland Series 2000 B
6,850,000	6.750	07/23/09	6,946,174
Midland County Economic Development RB Refunding for Sub-Ltd. Obligation Series 2000 A (AMT)
21,380,000	6.875	07/23/09	21,680,175
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
1,750,000	5.375	06/01/26	1,793,102
3,500,000	5.500	06/01/35	3,589,495
Wayne Charter County RB for Northwest Airlines, Inc. Facilities Series 1999
8,235,000	6.000	12/01/29	8,007,385
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995(c)
3,250,000	6.750	12/01/15	149,311

			63,832,386

Minnesota — 1.3%
Aitkin Health Care Facilities RB Refunding for Riverwood Health Care Center Series 2006
700,000	5.500	02/01/24	708,519
1,380,000	5.600	02/01/32	1,401,045
Becker PCRB for Northern States Power Converted 08/27/02 Series 2000 A (A-/A2)
10,000,000	8.500	04/01/30	11,818,800
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	8,090,025
Inver Grove Heights Nursing Home RB Refunding for Presbyterian Homes Care Series 2006
525,000	5.500	10/01/33	522,795
1,000,000	5.500	10/01/41	989,270
Minneapolis Tax Allocation for Grant Park Project Series 2006
795,000	5.000	02/01/16	797,138
420,000	5.200	02/01/22	420,273
Minnesota Housing Finance Agency RB Residential Series 2007-1835 (AA+)(b)
2,190,000	7.160	07/01/38	1,829,329
St. Paul Housing & Redevelopment Authority Hospital RB for Healtheast Project Series 2005 (BB+/Baa3)
11,500,000	6.000	11/15/30	12,371,240
10,000,000	6.000	11/15/35	10,736,500
St. Paul Housing & Redevelopment Authority RB for Healthpartners Obligation Group Project Series 2006 (BBB/Baa1)
33,835,000	5.250	05/15/36	33,980,152
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2005 A (BB)
2,700,000	5.750	05/01/25	2,774,736
1,400,000	5.875	05/01/30	1,439,900

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Minnesota — (continued)
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2005 B
$2,700,000	6.000%	05/01/30	$2,798,064
St. Paul Port Authority Lease RB for Regions Hospital Package Ramp Project Series 2007-1
475,000	5.000	08/01/21	474,525
1,375,000	5.000	08/01/36	1,332,045
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
4,260,000	5.550	12/01/27	4,168,240
8,500,000	5.625	06/01/37	8,265,910

			104,918,506

Mississippi — 1.6%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,038,750
Mississippi Business Finance Commission RB for Northrop Grumman Ship Systems Series 2006 (BBB+/Baa1)
115,600,000	4.550	12/01/28	107,465,228
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
7,400,000	5.875	04/01/22	7,407,992
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
3,000,000	5.250	12/01/21	3,039,510
1,825,000	5.250	12/01/26	1,828,869
Warren County RB Gulf Opportunity Zone for International Paper Co. Series 2006 A (BBB/Baa3)
11,250,000	4.800	08/01/30	10,421,775

			131,202,124

Missouri — 0.7%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A
1,135,000	6.000	07/01/37	1,122,481
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B
11,000,000	6.000	07/01/25	10,728,520
5,000,000	6.000	07/01/37	1,844,550
Clinton County Industrial Development Authority RB Refunding for Cameron Regional Medical Center Series 2007
1,250,000	5.000	12/01/32	1,203,862
1,475,000	5.000	12/01/37	1,410,203
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
260,000	5.250	10/01/21	256,407
385,000	5.400	10/01/26	381,793
355,000	5.500	10/01/31	354,031
500,000	5.550	10/01/36	498,525
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
1,500,000	5.000	11/01/23	1,470,795
Joplin Industrial Development Authority RB Refunding for Christian Homes, Inc. Series 2007 F
1,500,000	5.750	05/15/31	1,512,135
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.500	01/01/09	2,154,042
1,000,000	6.250	01/01/24	1,045,090
2,500,000	6.500	01/01/35	2,634,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
$1,285,000	6.250%	01/01/30	$1,353,452
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.750	06/01/25	3,206,776
15,960,000	5.000	06/01/35	15,958,883
Osage Beach Tax Allocation for Prewitts PT Project Series 2006
1,500,000	5.000	05/01/23	1,467,900
St. Louis County Missouri IDA RB Refunding for Ranker Jordan Project Series 2007
770,000	5.000	11/15/22	766,358
675,000	5.000	11/15/27	665,300
1,300,000	5.000	11/15/35	1,261,416
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	1,215,500
Strother Interchange Transportation Development District Lees Summit RB Series 2006
675,000	5.000	05/01/24	679,705

			56,192,524

Montana — 0.2%
Flathead Municipal Airport Authority RB Refunding for Glacier Park International Airport Series 2007 A
1,000,000	5.000	06/01/20	991,530
Forsyth City Montana PCRB Refunding Portland General Series 1998-A RMKT 05/01/03 (BBB+/Baa1)(d)
10,500,000	5.200	05/01/09	10,695,195
Montana Facility Finance Authority Hospital Facilities RB for St. Peters Hospital Project Series 2007 (A3)
500,000	4.375	06/01/36	444,750
1,880,000	5.000	06/01/28	1,894,401
1,615,000	5.000	06/01/36	1,600,271

			15,626,147

Nevada — 1.0%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,450,000	5.800	08/01/15	1,498,256
4,945,000	6.100	08/01/18	5,114,762
3,945,000	6.375	08/01/23	4,082,878
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B)
10,380,000	5.600	10/01/30	10,397,957
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B)
13,665,000	5.900	10/01/30	13,679,348
Clark County Industrial Development RB for Nevada Power Co. Project
Series 1995 C (B)
710,000	5.500	10/01/30	711,392
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(d)
4,835,000	5.450	03/01/13	4,982,226
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	3,041,340
1,000,000	7.375	01/01/30	1,016,580
15,000,000	7.375	01/01/40	15,224,850

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
$1,705,000	5.550%	03/01/17	$1,756,849
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
605,000	4.500	03/01/08	605,901
1,035,000	4.900	03/01/17	1,031,833
1,515,000	5.000	03/01/20	1,507,955
800,000	5.100	03/01/22	798,336
3,510,000	5.125	03/01/25	3,479,744
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,395,000	5.000	09/01/25	1,349,802
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,120,000	5.700	06/01/08	1,134,090
1,955,000	6.750	06/01/21	2,024,696
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,315,000	5.900	06/01/17	1,355,699
1,350,000	5.900	06/01/18	1,391,634
495,000	6.000	06/01/19	510,345
4,915,000	6.250	06/01/24	5,066,824

			81,763,297

New Hampshire — 0.2%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project
Converted 06/01/04 Series 2002 (AMT) (BBB)
3,750,000	5.200	05/01/27	3,740,513
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
2,635,000	5.000	07/01/32	2,543,908
1,610,000	5.000	07/01/36	1,545,777
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004 C (BBB-)
1,000,000	5.500	07/01/25	1,021,150
1,400,000	5.875	07/01/34	1,453,690
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
1,050,000	5.250	06/01/26	1,064,280
1,100,000	5.250	06/01/36	1,107,172
New Hampshire Housing Finance Authority RB for Single Family Mortgage Rols-RR-II-R-11071 Series 2007 (Aa2)(b)
955,000	8.785	07/01/37	873,911

			13,350,401

New Jersey — 4.1%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005
825,000	5.000	01/01/15	821,428
710,000	5.750	01/01/25	727,587
1,230,000	5.875	01/01/37	1,258,966
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,560,870
New Jersey Economic Development Authority Retirement RB for Seabrook Village, Inc. Series 2000 A(a)
2,500,000	8.000	11/15/10	2,835,650
New Jersey Economic Development Authority Retirement RB Refunding for Seabrook Village, Inc. Series 2006
1,000,000	5.250	11/15/26	1,004,290
1,750,000	5.250	11/15/36	1,739,745

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
$7,480,000	5.500%	04/01/28	$7,307,960
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
24,520,000	6.250	09/15/19	25,168,554
35,135,000	6.250	09/15/29	36,064,321
4,060,000	6.400	09/15/23	4,179,445
17,405,000	6.625	09/15/12	18,457,480
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
1,825,000	5.500	07/01/30	1,877,815
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.500	07/01/21	878,335
500,000	6.625	07/01/31	533,760
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)(a)
2,000,000	6.000	07/01/12	2,184,120
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/Baa1)
1,500,000	6.875	07/01/30	1,585,215
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C (BBB-)
1,000,000	5.500	07/01/23	1,060,010
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
17,415,000	4.500	06/01/23	16,686,879
65,820,000	4.625	06/01/26	59,465,079
29,710,000	5.000	06/01/29	27,834,705
72,040,000	5.000	06/01/41	66,130,559
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB)(e)
187,200,000	0.000	06/01/41	27,329,328
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(e)
164,600,000	0.000	06/01/41	22,872,816

			329,564,917

New Mexico — 0.4%
Farmington New Mexico PCRB Refunding for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.300	12/01/16	2,539,600
Farmington New Mexico PCRB Refunding for San Juan Project - RMKT 04/01/06 Series 2003 A (BBB/Baa2)
21,000,000	4.875	04/01/33	20,326,530
Farmington New Mexico PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Baa3)
3,000,000	6.950	10/01/20	3,072,420
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	510,605
1,000,000	6.000	09/01/32	1,028,830
New Mexico Mortgage Financial Authority RB for Sunset View Senior Apartments Series 2006 A (FNMA) (AAA)(d)
8,310,000	4.700	08/01/28	8,009,095

			35,487,080

New York — 2.0%
Essex County Industrial Development Agency RB Refunding for International Paper Co. Projects Series 2007 A (BBB/Baa3)
2,600,000	4.600	03/01/27	2,345,252
Metropolitan Transportation Authority RB Series A (AMBAC) (AAA/Aaa)(f)
10,000,000	5.500	11/15/15	10,786,400

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
$1,000,000	5.000%	08/01/22	$1,009,840
Nassau County Industrial Development Agency Civic Facility RB Refunding for North Shore Health System Project Series 2001 A (A3)
400,000	6.250	11/01/21	425,308
Nassau County Industrial Development Agency Civic Facility RB Refunding for North Shore Health System Project Series 2001 B (A3)
855,000	5.875	11/01/11	880,017
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
505,000	5.625	11/01/10	511,509
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (BB+)
150,000	5.200	11/01/07	150,546
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (BB+)(a)
2,000,000	6.000	11/01/10	2,152,580
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (B2)
995,000	6.375	07/01/31	1,024,641
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Series 2002 C (B2)
1,470,000	6.450	07/01/32	1,528,286
New York City Industrial Development Agency RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC+/Caa1)
4,000,000	6.900	08/01/24	4,003,720
New York City Industrial Development Agency RB for Continental Airlines, Inc. Series 2003 (CCC+)
1,220,000	7.250	11/01/08	1,238,764
4,055,000	8.000	11/01/12	4,354,746
New York City Industrial Development Agency RB for Liberty 7 World Trade Center Project Series 2005 A
5,000,000	6.250	03/01/15	5,251,750
New York City Industrial Development Agency RB for Liberty 7 World Trade Center Project Series 2005 B
2,000,000	6.750	03/01/15	2,115,100
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa1)
14,010,000	5.400	07/01/20	13,691,272
New York City Transitional Finance Authority RB Refunding Future Tax Secured Series A (AAA/Aa1)(f)
16,000,000	5.500	11/01/11	16,991,520
New York Mortgage Agency RB for Homeowner Mortgage Series 2003-109 (AMT) (Aa1)
13,685,000	4.800	10/01/23	13,577,846
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
5,000,000	5.000	07/01/20	4,980,950
11,100,000	5.000	07/01/26	10,873,560
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (Baa2)
1,000,000	5.250	07/01/24	1,017,920
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.000	05/01/18	6,765,309
New York State Environmental Facilities Corp. RCRB for Water Finance Authority Project Series E (MBIA) (AAA/Aaa)(f)
21,850,000	6.000	06/15/11	23,644,925
Niagara County Industrial Development Agency RB Refunding Series 2001 A (AMT) (BB+/Baa2)(d)
5,000,000	5.450	11/15/12	5,130,450

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Saratoga County Industrial Development Agency Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
$1,205,000	5.000%	12/01/12	$1,232,619
Seneca Nation Indians Capital Improvements Authority RB Series 2007 A (BB)(g)
4,500,000	5.000	12/01/23	4,432,095
3,000,000	5.250	12/01/16	3,064,920
Suffolk County Industrial Development Agency Continuing Care Retirement RB Refunding for Jeffersons Ferry Project Series 2006 (BBB-)
2,000,000	5.000	11/01/28	2,004,260
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
15,410,000	5.500	06/01/18	16,366,190
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (BBB-/Ba2)
4,000,000	5.875	11/01/25	4,112,440

			165,664,735

North Carolina — 1.3%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)
6,760,000	5.600	07/01/27	6,830,034
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.750	02/01/28	3,211,200
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 A (AMT) (BBB/Baa3)
13,500,000	4.625	03/01/27	12,223,980
Gaston County North Carolina Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
20,500,000	5.750	08/01/35	21,256,860
Haywood County Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 B (BBB/Baa3)
5,200,000	4.450	03/01/24	4,645,940
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 D (BBB/Baa2)
3,400,000	5.125	01/01/23	3,489,420
North Carolina Eastern Municipal Power Agency RB Refunding Series 2003 C (BBB/Baa2)
6,495,000	5.375	01/01/16	6,841,443
4,850,000	5.375	01/01/17	5,096,719
North Carolina Housing Finance Agency RB Residual Series 2007-1837 (AA)(b)
1,625,000	4.850	07/01/38	1,425,629
North Carolina Medical Care Commission Health Care Facilities RB Refunding for First Mortgage Salemtowne Series 2006
1,850,000	5.000	10/01/23	1,833,683
1,100,000	5.100	10/01/30	1,088,131
North Carolina Medical Care Commission RB Refunding 1st Mortgage for United Methodist Church Series 2005 C
5,000,000	5.250	10/01/24	5,026,000
1,600,000	5.500	10/01/32	1,621,904
North Carolina Medical Care Commission RB Refunding for 1st Mortgage Givens Estates Series 2007 (BBB-)
9,800,000	5.000	07/01/33	9,631,832
North Carolina Medical Care Community Health Care Facilities RB for 1st Mortgage for Presbyterian Homes Series 2006
1,650,000	5.600	10/01/36	1,667,523

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
$2,505,000	5.500%	10/01/13	$2,646,608
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A(a)
3,000,000	6.500	07/01/13	3,421,770
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,811,627
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(d)
1,500,000	4.300	09/01/08	1,495,110
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.500	01/01/14	1,086,410
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.375	01/01/13	1,859,218
5,000,000	6.500	01/01/20	5,317,950
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.500	01/01/13	2,698,741

			107,227,732

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,100,000	5.125	07/01/25	2,105,124
1,500,000	5.125	07/01/29	1,489,200

			3,594,324

Ohio — 1.0%
Cleveland Airport Special RB for Continental Airlines, Inc. Series 1998 (B-/B3)
28,025,000	5.375	09/15/27	27,566,511
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (B-/B3)
2,725,000	5.500	12/01/08	2,733,420
20,550,000	5.700	12/01/19	20,870,375
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
780,000	5.000	05/15/20	779,212
Cleveland-Cuyahoga County Port Authority RB for Perrysburg Project Series 2006 (BBB+)
1,020,000	4.800	11/15/35	958,392
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+)
3,000,000	5.125	08/01/13	2,974,830
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	15,330,365
5,000,000	5.000	01/01/37	4,820,800
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
1,000,000	5.000	12/01/22	992,530
1,000,000	5.000	12/01/32	967,300
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	2,637,350

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Toledo-Lucas County Port Authority RB for Northwest Ohio Preston Series 2006 B (BBB+)
$1,040,000	4.800%	11/15/35	$977,184

			81,608,269

Oklahoma — 1.8%
Norman Regional Hospital Authority RB Refunding and Improvement Series 2007 (BBB)
34,645,000	5.125	09/01/37	34,354,675
Norman Regional Hospital Authority RB Series 2005 (BBB)
3,250,000	5.375	09/01/36	3,302,358
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
3,260,000	5.000	12/01/27	3,216,968
1,860,000	5.125	12/01/36	1,842,832
Oklahoma Development Finance Authority RB Refunding for St. John Health System Series 2007 (AA-/Aa3)
10,745,000	5.000	02/15/42	10,674,835
Tulsa Municipal Airport Trust RB Refunding for American Airlines Series 2000 B (B/Caa1)(d)
26,100,000	6.000	12/01/08	26,479,494
Tulsa Municipal Airport Trust RB Refunding for American Airlines Series 2001 B (B/Caa1)(d)
27,675,000	5.650	12/01/08	27,904,702
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/01/04 (AMT) (B/Caa1)(d)
28,805,000	7.750	12/01/14	33,535,645
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	2,291,520
1,365,000	6.000	05/01/31	1,412,229

			145,015,258

Oregon — 0.3%
City of Forest Grove RB for Oak Tree Foundation Project Series 2007
4,750,000	5.500	03/01/37	4,760,260
Gilliam County Solid Waste Disposal RB for Waste Management, Inc. Project Converted 05/03/04 Series 2002 (AMT) (BBB)
18,000,000	5.250	07/01/29	18,069,120
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	196,562
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT)
2,575,000	7.000	12/01/34	2,501,793

			25,527,735

Pennsylvania — 5.5%
Allegheny County Airport RB Refunding for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AAA/Aaa)
2,000,000	5.750	01/01/09	2,050,240
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (AAA/Ba3)(a)
200,000	9.250	11/15/10	229,736
Allegheny County Hospital Development Authority RB for Health Systems Series 2007 A (BB/Ba2)
105,000,000	5.375	11/15/40	101,750,250
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,270,629
4,130,000	5.125	04/01/35	4,108,524
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB/Ba2)
104,000,000	5.000	11/15/28	96,898,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB+/Baa3)
$12,570,000	5.500%	11/01/16	$13,191,964
Allegheny County Redevelopment Authority Tax Allocation for Pittsburgh Mills Project Series 2004
3,190,000	5.100	07/01/14	3,235,968
2,000,000	5.600	07/01/23	2,102,960
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB+/B1)
7,265,000	6.000	11/15/16	7,257,372
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.250	01/01/35	3,134,820
Chester County Health & Education Facilities Authority RB for Jenners Pond, Inc. Project Series 2002(a)
3,000,000	7.625	07/01/12	3,541,590
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.000	03/01/19	9,426,240
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A(a)
1,390,000	7.250	01/01/13	1,614,582
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba1)
32,100,000	6.100	07/01/13	32,894,475
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,526,445
2,000,000	5.900	07/01/40	2,024,740
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 A
2,000,000	5.400	09/01/16	2,040,160
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	3,079,680
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(a)
1,550,000	5.375	11/15/14	1,688,523
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,716,921
1,775,000	5.300	02/01/13	1,782,544
2,000,000	6.125	02/01/28	2,090,900
5,805,000	6.250	02/01/35	6,062,220
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co., Inc. Project Series 1994 (AMT) (BB-/B2)
8,115,000	6.500	04/01/19	8,133,015
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
11,500,000	6.375	11/01/41	12,217,370
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A Converted 12/22/04 (AMT) (B2)
26,550,000	6.750	12/01/36	29,128,536
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B2)
36,500,000	6.750	12/01/36	40,044,880
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A Converted 12/22/04 (AMT) (B2)
2,000,000	6.750	12/01/36	2,194,240

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B2)
$18,500,000	6.750%	12/01/36	$20,296,720
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.000	05/01/24	1,471,504
675,000	5.000	05/01/25	704,444
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
3,000,000	5.250	09/01/26	3,107,220
3,000,000	5.250	09/01/31	3,096,060
2,000,000	5.250	09/01/36	2,056,620
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	508,780
4,825,000	6.200	07/01/17	4,905,288
6,840,000	6.250	07/01/20	6,943,831
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(a)
2,275,000	5.375	11/15/14	2,470,809
Washington County Redevelopment Authority Tax Allocation for Victory Center Project Tanger Series 2006 A
1,500,000	5.450	07/01/35	1,508,475

			444,508,155

Puerto Rico — 1.1%
Children’s Trust Fund RB for Tobacco Settlement Series 2000 (AAA)(a)
3,265,000	5.750	07/01/10	3,356,714
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2004 A (BBB-/Baa3)
4,000,000	5.250	07/01/20	4,220,080
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (BBB-/Baa3)
1,755,000	5.250	07/01/26	1,851,999
23,260,000	5.250	07/01/30	24,423,465
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2005 B (BBB-/Baa3)
9,820,000	5.000	07/01/41	9,986,351
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC+/Caa1)
5,400,000	6.450	12/01/25	5,512,104
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
1,490,000	5.000	03/01/21	1,531,794
6,285,000	5.000	03/01/36	6,367,899
Puerto Rico Public Buildings Authority RB Guaranteed Government Facilities Series 2004 I (BBB-/Baa3)
20,000,000	5.250	07/01/33	20,833,400
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series A (MBIA) (AAA/Aaa)(f)
9,675,000	5.500	08/01/16	10,297,683

			88,381,489

Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 (FSA) (AAA)(b)
1,075,000	8.785	10/01/37	862,247

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Rhode Island — (continued)
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT)(d)
$3,000,000	4.625%	04/01/16	$2,921,520
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 A (BBB)(e)
1,114,000,000	0.000	06/01/52	74,370,640
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 B (BBB-)(e)
85,300,000	0.000	06/01/52	5,404,608
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 C(e)
26,600,000	0.000	06/01/52	1,276,800
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,195,000	6.000	06/01/23	6,484,740
7,500,000	6.125	06/01/32	7,847,925
20,540,000	6.250	06/01/42	21,485,251

			120,653,731

South Carolina — 1.3%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)(e)
15,000,000	0.000	01/01/33	1,865,850
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,040,000	6.125	10/01/17	4,261,190
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
4,481,000	6.875	11/01/35	4,508,244
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
2,935,000	6.125	11/01/14	2,933,826
Lancaster County Special Assessment Revenue for Edenmoor Improvement District Series 2006 A
5,000,000	5.750	12/01/37	5,060,700
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2003 A (BBB+/Baa1)
10,000,000	6.250	08/01/31	10,640,600
South Carolina Jobs Economic Development Authority RB Refunding for Episcopal Church Series 2007 (BBB)
4,000,000	5.000	04/01/24	4,002,760
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
19,510,000	6.000	05/15/22	20,321,616
36,045,000	6.375	05/15/28	38,068,206
350,000	6.375	05/15/30	390,989
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B/B2)
11,430,000	5.700	01/01/24	11,497,551

			103,551,532

Tennessee — 2.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,626,609
Chattanooga Health Educational & Housing Facilities Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
5,000,000	5.000	10/01/25	5,016,300
13,500,000	5.125	10/01/35	13,605,570
Elizabethton Health and Educational Facilities Board Hospital RB for First Mortgage Series B (BBB/Baa2)(f)
12,000,000	8.000	07/01/33	13,797,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
$1,000,000	6.250%	02/15/32	$1,036,790
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage RB for Mountain States Health Alliance Series 2006 A (BBB+/Baa1)
9,225,000	5.500	07/01/36	9,539,572
Knox County Health Educational & Housing Facilities Board RB for University Health Systems, Inc. Series 2007 (BBB+)
71,500,000	5.250	04/01/36	71,655,870
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A(h)
9,080,000	5.750	04/01/25	8,911,475
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(h)
1,840,000	4.960	02/01/10	1,845,373
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002 (AAA)(a)
935,000	6.000	09/01/12	1,023,722
1,565,000	6.000	09/01/12	1,713,503
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(d)
9,190,000	8.462	10/01/08	9,625,974
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
1,310,000	8.462	09/01/08	1,366,802
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	2,014,740
Sullivan County Health Educational & Housing Facilities Board RB for Wellmont Health System Project Series 2006 C (BBB+)
15,870,000	5.250	09/01/36	15,926,180

			158,705,480

Texas — 8.1%
Alliance Airport Authority, Inc. Special Facilities RB for American Airlines, Inc. Project Series 1991 (AMT) (CCC+/Caa1)
15,845,000	7.000	12/01/11	16,604,926
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
59,245,000	4.850	04/01/21	58,426,827
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (CCC+)
33,000,000	5.250	12/01/29	30,624,000
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
10,195,000	9.750	01/01/26	10,031,064
Austin Texas Convention Enterprises, Inc. RB Refunding for Second Tier Series 2006 B (BB/Ba2)
17,500,000	5.750	01/01/34	18,024,475
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB)(a)
1,200,000	6.125	07/01/12	1,322,508
1,000,000	6.300	07/01/12	1,109,820
Bexar County Health Facilities Development Corp. RB Refunding for Army Retirement Residence Project Series 2007 (BBB)
1,000,000	5.000	07/01/27	983,860
760,000	5.000	07/01/33	734,266
580,000	5.000	07/01/37	556,527
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A RMKT 04/01/03 (AMT) (BB/Baa2)
14,375,000	7.700	04/01/33	15,985,000
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (BB/Baa2)
6,800,000	7.700	03/01/32	7,561,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (BB/Baa2)(d)
$25,635,000	5.750%	11/01/11	$26,045,416
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (BB)
9,275,000	6.750	10/01/38	9,914,418
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 D (BB)(d)
3,025,000	5.400	10/01/14	3,049,775
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT)
17,975,000	5.000	03/01/41	16,349,700
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (FGIC) (BBB-/Ba1)
6,250,000	5.375	04/01/19	6,260,813
Brazos River Authority RB Refunding for Reliant Energy Inc. Project Series 1999 B (BBB-/Ba1)
10,000,000	7.750	12/01/18	10,425,100
Cass County Industrial Development Corp. RB Refunding for International Paper Co. Projects Series 2007 A (BBB/Baa3)
5,900,000	4.625	03/01/27	5,342,332
Dallas County Flood Control District GO Bonds Refunding Series 2002(g)
6,000,000	7.250	04/01/32	6,331,320
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(c)
3,250,000	7.625	11/01/21	427,050
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa1)
42,000,000	6.000	11/01/14	42,101,640
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (CCC+/Caa1)
43,395,000	6.375	05/01/35	44,427,801
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2000 C (AMT) (CCC+/Caa1)(d)
51,885,000	6.150	11/01/07	52,059,852
Dallas-Fort Worth International Airport Facilities Improvement
Corp. RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
1,725,000	5.000	11/01/32	1,738,662
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 07/01/05 Refunding for American Airlines, Inc. Series 2000 Subseries A-2 (AMT) (CCC+/Caa1)(d)
5,020,000	9.000	05/01/15	6,076,409
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 07/01/05 Refunding Series 2000 Subseries A-3 (AMT) (CCC+/Caa1)
25,545,000	9.125	05/01/29	31,105,125
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 07/01/05 Refunding Series 2000 Subseries A-1 (AMT) (CCC+/Caa1)(d)
5,620,000	8.500	05/01/08	5,771,684
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (CCC+)
32,200,000	5.500	11/01/30	31,131,604
Gulf Coast Waste Disposal Authority Texas Series 2006 (BBB)
10,000,000	4.550	04/01/12	9,916,700
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.650	04/01/32	1,592,715

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A+/A2)
$2,595,000	5.000%	12/01/20	$2,636,183
435,000	5.000	12/01/21	441,368
1,000,000	5.125	12/01/22	1,020,430
1,000,000	5.125	12/01/23	1,020,430
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	1,017,260
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/B3)
4,730,000	5.700	07/15/29	4,811,640
Houston Airport System Special Facilities RB for Continental Airlines
Series 2001 E (AMT) (B-/B3)
3,400,000	6.750	07/01/21	3,602,062
33,060,000	6.750	07/01/29	35,024,756
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.125	02/15/34	1,638,435
Los Fresnos Consolidated Independent School District GO Bonds Series 2006 (PSF-GTD) (AAA/Aaa)
5,760,000	5.000	08/15/43	5,873,126
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.950	05/01/30	11,097,790
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
1,500,000	5.000	02/15/15	1,527,300
2,025,000	5.500	02/15/25	2,090,327
3,250,000	5.625	02/15/35	3,367,260
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.200	01/01/21	4,303,740
5,000,000	7.250	01/01/31	5,117,250
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B2)
8,500,000	6.700	11/01/30	9,151,355
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Converted 03/17/98 Series 1997 B (BBB/Baa3)
2,500,000	5.400	04/01/18	2,541,250
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Converted 03/17/98 Series 1997 C (BBB/Baa3)
1,000,000	5.400	04/01/18	1,016,500
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B/B2)
4,500,000	6.700	11/01/30	4,844,835
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2000 A (BB/Baa2)
2,110,000	6.450	06/01/21	2,187,585
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2001 B (BB/Baa2)(d)
15,725,000	5.750	11/01/11	15,977,386
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Energy Co. LLC Project Series 2003 B (BB/Baa2)
8,815,000	6.150	08/01/22	9,284,928

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Sabine River Authority Texas Pollution Control PCRB VRDN for TXU Electric Co. Project Series 2001 A (BB/Baa2)(d)
$19,040,000	5.500%	11/01/11	$19,238,968
San Leanna Educational Facilities Corp. RB Refunding for Saint Edwards University Project Series 2007 (BBB+/Baa2)
2,100,000	5.125	06/01/36	2,121,672
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
6,075,000	5.125	05/15/37	5,999,549
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.750	05/15/21	2,133,480
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,491,532
9,250,000	5.000	07/01/23	8,995,440
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,641,328
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,617,607

			654,865,761

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,000,000	5.000	10/01/14	1,049,610
1,250,000	5.250	10/01/16	1,325,612
1,000,000	5.250	10/01/18	1,056,070
1,000,000	5.250	10/01/19	1,053,550
1,720,000	5.250	10/01/20	1,809,939
1,000,000	5.250	10/01/21	1,051,040
500,000	5.250	10/01/22	524,895
500,000	5.250	10/01/23	523,955

			8,394,671

Utah — 0.2%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
2,800,000	7.100	08/15/23	3,015,768
Tooele County Hazardous Waste Treatment RB for Union Pacific Project RMKT 04/28/98 Series 1992 A (AMT) (BBB/Baa2)
9,850,000	5.700	11/01/26	10,145,599

			13,161,367

Vermont — 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,509,285
2,390,000	5.375	05/01/36	2,407,017

			3,916,302

Virginia — 0.7%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
1,750,000	5.000	01/01/24	1,736,385
2,250,000	5.000	01/01/31	2,198,610
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	321,994
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	5,317,150
Chesapeake IDA PCRB for Virginia Electric & Power Project RMKT 11/08/02 Series 1985 (BBB/Baa1)
3,250,000	5.250	02/01/08	3,253,737

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Fairfax County Economic Development Authority RB for Goodwin House, Inc. Series 2007 (BBB)
$5,000,000	5.125%	10/01/37	$4,944,350
8,000,000	5.125	10/01/42	7,852,320
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.650	12/01/25	565,354
Henrico County Economic Development Authority RB Refunding for Westminster Canterbury Series 2006 (BBB-)
1,450,000	5.000	10/01/27	1,428,178
1,750,000	5.000	10/01/35	1,714,388
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B2)
3,750,000	5.875	03/01/17	3,772,537
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	753,870
750,000	5.500	09/01/34	756,285
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB+)(a)
1,000,000	6.100	06/01/12	1,103,270
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.000	08/01/24	2,844,902
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	518,785
1,100,000	6.125	01/01/35	1,142,669
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	727,574
1,000,000	5.300	09/01/31	1,003,310
Tobacco Settlement Financing Corp. RB Senior Series 2007 B1 (BBB/Baa3)
9,325,000	5.000	06/01/47	8,661,619
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
2,000,000	5.000	11/01/22	1,935,600
1,000,000	5.250	11/01/26	983,270
1,000,000	5.375	11/01/32	991,040
Winchester IDA Residential Care Facilities RB for Westminster-Canterbury Series 2005 A
1,000,000	5.200	01/01/27	1,006,060
1,000,000	5.300	01/01/35	1,006,650

			56,539,907

Washington — 0.5%
Energy Northwest Washington RB Series 2006 A (AMBAC) (AAA/Aaa)
2,500,000	5.000	07/01/21	2,615,125
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa2)
1,175,000	5.375	12/01/22	1,208,664
600,000	5.500	12/01/15	632,298
1,500,000	5.500	12/01/30	1,546,335
Terrace Heights Sewer District RB for Refunding and Improvement Series 2006
680,000	4.750	01/01/29	644,089
1,075,000	5.000	01/01/33	1,067,303

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Washington — (continued)
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
$13,075,000	6.500%	06/01/26	$13,984,628
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA/Aa3)
9,485,000	5.000	12/01/36	9,519,430
Washington State Housing Finance Commission RB for Single Family Program Series 2006 A (AMT) (FHLMC/FNMA/GNMA) (Aaa)
9,405,000	4.700	12/01/27	9,046,858
Washington State Housing Finance Commission RB Series 2007 (FHLMC/FNMA/GNMA) (Aaa)(b)
2,740,000	4.900	12/01/38	2,445,395

			42,710,125

West Virginia — 0.4%
Berkeley County Public Service Sewer District RB Series 2006 A
1,880,000	5.000	10/01/22	1,834,993
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-)
9,610,000	5.250	07/01/20	9,891,477
10,000,000	5.250	07/01/25	10,220,200
10,000,000	5.250	07/01/35	10,148,200

			32,094,870

Wisconsin — 0.9%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
4,785,000	6.125	06/01/27	4,990,755
16,250,000	6.375	06/01/32	17,574,050
Wisconsin Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,289,000
2,385,000	5.800	08/01/29	2,418,748
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,536,915
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals, Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,704,375
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
3,000,000	5.750	05/01/29	3,120,240
2,750,000	6.100	05/01/34	2,914,670
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	2,972,400
2,800,000	5.250	03/01/35	2,783,732
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	5,790,516
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,332,282

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
$9,700,000	5.250%	08/15/23	$9,860,244
7,565,000	5.250	08/15/24	7,662,588
9,715,000	5.250	08/15/25	9,805,252

			76,755,767

Wyoming — 0.2%
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB/Baa2)
11,750,000	5.600	12/01/35	12,248,905
Wyoming Community Development Authority RB Series 2007 (AA+)(b)
3,030,000	8.783	12/01/38	2,516,779

			14,765,684

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$7,943,417,402

Other Municipals — 1.9%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (A3)(d)(g)
$9,000,000	5.750%	04/30/15	$9,564,570
GMAC Municipal Mortgage Trust Series A (A3)(d)(g)
6,475,000	4.150	10/31/09	6,379,300
GMAC Municipal Mortgage Trust Series A-2 (AMT) (A3)(d)(g)
7,500,000	4.800	04/30/15	7,389,975
GMAC Municipal Mortgage Trust Series A-1 (A3e)(d)(g)
9,625,000	4.900	10/31/14	9,560,609
GMAC Municipal Mortgage Trust Series A-2 (A3e)(d)(g)
16,650,000	5.300	10/31/19	16,708,108
GMAC Municipal Mortgage Trust Series B (Baa1)(d)(g)
17,150,000	5.600	10/31/19	17,133,364
GMAC Municipal Mortgage Trust Series B-2 (AMT) (Baa1)(d)(g)
5,000,000	5.500	04/30/25	5,030,850
GMAC Municipal Mortgage Trust Series C-1 (AMT) (Baa2e)(d)(g)
9,500,000	5.700	04/30/25	9,564,030
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(d)(g)
6,000,000	4.900	09/30/14	6,024,780
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3)(d)(g)
4,000,000	4.950	09/30/12	4,010,560
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3e)(d)(g)
8,000,000	5.125	09/30/15	8,103,200
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(d)(g)
4,000,000	5.200	09/30/14	4,030,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(d)
4,000,000	7.750	11/01/10	4,295,520
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1e)(d)(g)
8,000,000	5.300	09/30/15	8,099,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(d)(g)
5,000,000	4.700	09/30/09	4,980,450
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(d)(g)
3,000,000	5.400	09/30/14	3,033,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(d)(g)
$3,000,000	5.800%	09/30/19	$3,084,150
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2e)(d)(g)
3,000,000	5.500	09/30/15	3,066,990
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3e)(d)(g)
6,000,000	5.900	09/30/20	6,226,140
Puttable Floating Option Tax-Exempt Receipts PA 1507 (RITES)(b)
2,190,000	7.996	06/01/32	1,787,544
Puttable Floating Option Tax-Exempt Receipts (AAA)
8,000,000	3.910	07/01/34	8,000,000
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005, Class A (A1)(g)
8,684,000	4.050	05/04/10	8,585,871

TOTAL OTHER MUNICIPALS			$154,659,851

Shares	Description	Value
Common Stocks — 0.1%
Airlines — 0.1%
164,651	Delta Air Lines, Inc.(i)	$2,934,081
95,374	Northwest Airlines Corp.(i)	1,662,369

TOTAL COMMON STOCKS		$4,596,450

TOTAL INVESTMENTS — 99.8%		$8,102,673,703

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		14,772,195

NET ASSETS — 100.0%		$8,117,445,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Inverse variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c) Security is currently in default.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which in effect at July 31, 2007.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Security represents fixed rate bond exchanged in conjunction with floating rate notes issued.
(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $158,048,862, which represents approximately 1.9% of net assets as of July 31, 2007.
(h) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at July 31, 2007.
(i) Non-income producing security.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. —
Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
CDFI	— Community Development Financial Institutions
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. — Transferable
Custodial Receipts
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guarantee Agreement
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance — International Bancshares
Corporation
RB	— Revenue Bond
RITES	— Residual Interest Tax-Exempt Securities
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty(a)	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Merrill Lynch Pierce Fenner and Smith, Inc.	$350,000	11/01/22	BMA Municipal Swap Index	4.100%	$(525,192)	$2,573,742
Morgan Stanley Co., Inc. New York	350,000	11/01/22	BMA Municipal Swap Index	4.100%	2,109,589	(2,151,974)

Total					$1,584,397	$421,768

(a) Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to July 31, 2007.
BMA — Bond Market Association
TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,961,273,446

Gross unrealized gain	251,717,306
Gross unrealized loss	(110,582,284)

Net unrealized security gain	$141,135,022

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 98.7%
Puerto Rico — 8.0%
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB-/Baa3)
$325,000	5.250%	07/01/30	$341,257
Puerto Rico Commonwealth GO Bonds Public Improvement Refunding Series 2006 B (BBB-/Baa3)
450,000	5.000	07/01/35	460,377
Puerto Rico Commonwealth Highway & Transportation Authority RB Pre-Refunded Series 2003 G (BBB+/Aaa) (a)
655,000	5.000	07/01/13	694,817
Puerto Rico Commonwealth Highway & Transportation Authority RB Unrefunded Balance Series 2003 G (BBB+/Baa3)
345,000	5.000	07/01/42	351,341
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,000,000	5.000	07/01/46	1,013,600
Puerto Rico Electric Power Authority RB Series 2005 RR (FGIC) (AAA/Aaa)(a)
3,000,000	5.000	07/01/15	3,218,460
University of Puerto Rico RB Refunding Series 2006 P (BBB-/Baa2)
110,000	5.000	06/01/30	112,835
University of Puerto Rico RB Series 2006 Q (BBB-/Baa2)
200,000	5.000	06/01/30	205,154
85,000	5.000	06/01/36	86,881

			6,484,722

Tennessee — 86.8%
Blount County Hospital RB Improvement Series 1998 B (Baa1)
1,455,000	5.250	07/01/09	1,466,771
Blount County Public Building Authority for Local Government Public Improvements Refunding Series 2007 B-12A (XLCA) (Aaa)
1,500,000	5.000	06/01/24	1,585,050
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase 1 LLC Project Refunding Series 2005 A (BBB-)
915,000	5.000	10/01/15	930,271
1,000,000	5.125	10/01/35	1,007,820
Clarksville Natural Gas Acquisition Corp. RB Series 2006 (AA-/Aa3)
1,000,000	5.000	12/15/21	1,016,370
Dickson County GO Bonds Refunding Series 2003 (FGIC) (Aaa)
1,535,000	5.000	06/01/16	1,610,752
Franklin Special School District GO Bonds Refunding Series 1997 B (Aa2)
2,500,000	5.100	06/01/12	2,632,975
Franklin Water & Sewer Revenue & Tax GO Bonds Refunding Series 2005 (Aaa)
2,115,000	5.000	04/01/17	2,272,462
Greene County GO Bonds Refunding Series 2005 A (MBIA) (Aaa)
1,100,000	5.000	06/01/18	1,169,300
Greene County GO Bonds Refunding Series 2005 B (MBIA) (Aaa)
1,435,000	5.000	06/01/23	1,505,903
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Refunding Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.000	04/01/34	1,295,545

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2006 (FGIC) (AAA/Aaa)
$1,000,000	5.000%	04/01/26	$1,050,770
Hamilton County GO Bonds Series 2000 (Aa1)
3,000,000	5.300	11/01/15	3,078,210
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,000,000	5.500	07/01/36	1,034,100
Johnson City Health & Educational Facilities Board Hospital RB Refunding & Improvement for Johnson City Medical Center Series 1998 ETM-Calls Defeased (MBIA) (AAA/Aaa)
2,000,000	5.125	07/01/09	2,048,340
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB for Covenant Health Unrefunded Series 2002 A (FSA) (AAA/Aaa)
905,000	5.500	01/01/18	966,802
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Improvement for Covenant Health Refunding Series 2002 B ETM
1,360,000	4.200	01/01/12	1,367,031
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,095,000	5.500	01/01/13	1,180,235
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for Baptist Health Systems Series 1996 (CONNIE LEE) (AAA/Ba2)
1,000,000	5.500	04/15/11	1,013,280
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for East Tennessee Hospital Series 2003 B (BBB+/Baa1)
3,810,000	5.000	07/01/16	3,872,179
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding for Fort Sanders Alliance Series 1993 (MBIA) (AAA/Aaa)
1,000,000	5.750	01/01/14	1,097,470
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Unrefunded Balance Improvement for Covenant Health Refunding Series 2002 B (A)
1,540,000	4.200	01/01/12	1,528,050
Knox County Health Educational & Housing Facilities Board RB Refunding University Health System, Inc. (BBB+)
2,000,000	5.250	04/01/36	2,004,360
Lawrenceburg Public Building Authority GO Bonds Water & Sewer for Public Works Series 2001 B (FSA) (AAA/Aaa)
1,330,000	5.500	07/01/15	1,408,430
Lincoln County GO Bonds Refunding Series 2001 (FGIC) (Aaa)
1,315,000	5.250	04/01/14	1,417,386
Madison Suburban Utility District Waterworks RB Refunding Series 1995 (MBIA) (AAA/Aaa)
500,000	5.600	02/01/10	504,560
Memphis General Improvements GO Bonds Refunding Series 2006-C (XLCA) (AAA/Aaa)
1,000,000	5.000	11/01/20	1,054,430

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Memphis Sanitation Sewer Systems RB Refunding Series 2006 (FSA) (AAA/Aaa)
$1,000,000	5.000%	05/01/18	$1,074,820
1,295,000	5.000	05/01/20	1,392,371
Metropolitan Government Nashville & Davidson County Electric RB Series 2004 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	05/15/18	1,049,740
Metropolitan Government Nashville & Davidson County GO Bonds Refunding Series 2005 C (AA/Aa2)
1,500,000	5.000	02/01/17	1,585,365
Metropolitan Government Nashville & Davidson County RB Health & Housing Charter Village Apartments Series 2007 (FNMA) (AAA)(a)
1,000,000	4.850	06/01/37	975,460
Metropolitan Government Nashville & Davidson County Water & Sewer RB Refunding Series 1993 (FGIC) (AAA/Aaa)
1,500,000	5.200	01/01/13	1,596,510
Rutherford County Construction Utility District Waterworks RB Refunding & Improvement Series 1997 A (FGIC) (Aaa)
500,000	5.100	02/01/11	503,300
Rutherford County GO Bonds for Public Improvement Refunding Series 2001 (AA/Aa2)
3,000,000	5.000	04/01/14	3,115,560
Rutherford County GO Bonds School & Public Improvement Series 2006 (AA/Aa2)
2,000,000	5.000	06/01/26	2,089,860
Sullivan County Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
1,000,000	5.250	09/01/36	1,003,540
Tennessee Housing Development Agency Mortgage Finance RB Series 2003 A (AA/Aa2)
2,000,000	4.900	07/01/16	2,066,200
Tennessee Housing Development Agency RB for Homeownership Program AMT Series 2006-2 (GO of Agency) (AA/Aa2)
1,990,000	5.150	01/01/37	2,012,925
Tennessee Housing Development Agency RB Homeownership Program Series 1996 Issue 2B (GO of Agency) (AA/Aa2)
400,000	5.800	01/01/11	403,476
Tennessee State School Board Authority RB Higher Educational Facilities Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,000,000	5.000	05/01/12	1,049,380
Tennessee State School Board Authority RB Refunding for Higher Educational Facilities ETM Calls Apply Series 1996 D (GO of Authority) (AA-/Aa3)
500,000	5.500	05/01/11	507,260
Tennessee State School Bond Authority RB Refunding Second PG Series 2007 C (FSA) (AAA/Aaa)
665,000	5.000	05/01/28	697,372
Warren County GO Bonds Refunding Series 2001 (MBIA) (Aaa)
1,845,000	5.000	06/01/12	1,937,564
Williamson County GO Bonds Public Improvement Series 2001 (Aa1)
1,250,000	5.000	04/01/12	1,311,825

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Williamson County GO Bonds Refunding Series 2001 (Aa1)
$2,500,000	5.000%	03/01/13	$2,596,000
2,000,000	5.000	03/01/14	2,079,520

			70,166,900

U. S. Virgin Islands — 3.9%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,575,000	5.250	10/01/21	1,655,388
Virgin Islands Water & Power Authority Electric Systems RB Series 2007 A (BBB-/Baa3)
1,500,000	5.000	07/01/31	1,505,745

			3,161,133

TOTAL INVESTMENTS — 98.7%			$79,812,755

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			1,053,057

NET ASSETS — 100.0%			$80,865,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CDFI	— Campus Development Foundation, Inc.
CONNIE LEE	— College Construction Loan Insurance Association
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$78,866,916

Gross unrealized gain	1,226,445
Gross unrealized loss	(280,606)

Net unrealized security gain	$945,839

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Portfolio securities for which market quotations are readily available are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds may be required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are only recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses from swap contracts on the Statement of Operations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	October 1, 2007

* Print the name and title of each signing officer under his or her signature.